As filed with the Securities and Exchange Commission on November 29, 2012

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 104	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 105	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

  It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on November 30, 2012, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

  If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

November 30, 2012

	Class A	Ticker Class C	Class I
ALPS/Alerian MLP Infrastructure Index Fund	ALERX	ALRCX	ALRIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

ALPS Advisors, Inc. Solutions

www.alpsfunds.com	1

SUMMARY SECTION

ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND (THE “FUND”)

INVESTMENT OBJECTIVE

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 13 of this Prospectus and in “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 15 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50	% (1)	None		None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00	% (1)	1.00	% (2)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.54%	0.64%	0.39%
Shareholder Services Fees	0.15%	0.25%	0.00%
Other Fund Expenses (3)	0.39%	0.39%	0.39%

	Class A	Class C	Class I
Deferred Income Tax Expense (4)	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.49%	2.09%	1.09%
Fee Waiver and Expense Reimbursement (5)	(0.24%)	(0.24%)	0.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.25%	1.85%	0.85%

(1)

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.

(2)	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months.
(3)	“Other Fund Expenses” are based on estimated amounts for the current fiscal year.
(4)

The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. In addition, the Fund is new and may not have significant operating history upon which to base such estimations. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year.

(5)

ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.85% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2014. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of Years You Own Your Shares	1 YEAR	3 YEARS
Class A Shares	$670	$973
Class C Shares	$288	$632
Class I Shares	$87	$323

You would pay the following expenses if you did not redeem your shares:
Class A Shares	$670	$973
Class C Shares	$188	$632
Class I Shares	$87	$323

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index. The Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index was developed by Alerian, a leading provider of objective MLP benchmarks, data and analytics. The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation and storage of energy commodities. As of June 30, 2012, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $1 billion to approximately $46 billion.

The Fund will normally invest at least 90% of its total net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NASDAQ Stock Market (“NASDAQ”).

To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner

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operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

•	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

•

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor short- ages or increased production costs and competitive conditions within an industry.

•

Tax Status of the Fund. The Fund is taxed as a regular corporation (or so-called subchapter “C” corporation) for federal income tax purposes, and will be subject to tax on its taxable income at rates applicable to corporations. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

•

Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a sub sequent sale of such MLP equity securities. For financial statement purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not be provided on a timely basis, to estimate the Fund’s deferred tax liability for purposes of financial statement reporting and determining its net asset value (“NAV”). From time to time, ALPS Advisors, Inc. (the “Adviser”) will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the highest federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state or local taxes. The daily estimate of the Fund’s deferred tax liability may vary substantially from the Fund’s actual tax liability. Modifications of estimates or assumptions, changes in generally accepted accounting principles or changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

•

Potential Substantial After-Tax Tracking Error from Index Performance. As discussed above, the Fund will be subject to taxation on its taxable income. The NAV of Fund Shares will also be reduced by the accrual of any deferred tax liabilities. The Index, however, is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

•

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund’s distributions are expected to be treated as a return of capital for U.S. federal income tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares.

Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

•

Tax-Favored Treatment of Qualified Dividends is Scheduled to Expire. Distributions by the Fund will be treated as dividends for U.S. federal income tax purposes to the extent of the Fund’s current or accumulated earnings and profits. Under current federal income tax law, if applicable holding period requirements are met, qualified dividend income received by individuals and other non-corporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 15%. However, the favorable tax treatment applicable to qualified dividends is scheduled to expire for tax years beginning after December 31, 2012 and, unless further Congressional action is taken, dividend income will thereafter be subject to U.S. federal income tax at the rates applicable to ordinary income (which rates are scheduled to increase at that time to a maximum rate of 39.6%).

•

Industry Specific Risks. The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

•	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
•	new construction risks and acquisition risk which can limit growth potential;
•	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
•	changes in the regulatory environment;
•	extreme weather;
•	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
•	threats of attack by terrorists.

•

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

•

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and reduced distributions.

•

Equity Securities Risk. MLP common units and other equity securities may be effected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

•

Liquidity Risk. Although common units of MLPs trade on the NYSE, the NASDAQ, and American Stock Exchange (“AMEX”), certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

•

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

•	Concentration Risk. Under normal circumstances, and to the extent consistent with the Fund’s investment objective

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of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

•

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

•

Replication Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

•

Non-Correlation Risk. In addition to the risk of tracking error due to the effect of taxes, the Fund’s return may not match the return of the Index for other reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

•

New Fund Risk. The Fund is newly formed and therefore has no performance history for investors to evaluate. In addition, the Fund may not have significant operating history upon which to base estimations of accrued tax liabilities.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

PERFORMANCE INFORMATION

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

INVESTMENT ADVISER

ALPS Advisors, Inc. (the “Adviser”) is the investment adviser to the Fund.

PORTFOLIO MANAGERS

Michael Akins, Senior Vice President Index Management of the Adviser, has been the portfolio manager of the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

The Fund offers investors three classes of shares: Classes A, C and I. The minimum investment in Class A shares and Class C shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

Purchases, exchanges and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund.

TAX INFORMATION

For U.S. federal income tax purposes, the Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. A portion of the Fund’s distributions is also expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable to you, but reduce your tax basis in your Fund Shares.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND (THE “FUND”)

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

This section describes the Fund’s investment objective and principal investment strategies. See “More on the Fund’s Investments and Related Risks” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What are the Funds’ Investment Objectives?

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).

The Fund’s Board of Trustees (the “Board”) may change this investment objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index. The Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index was developed by Alerian, a leading provider of objective MLP benchmarks, data and analytics. The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation and storage of energy commodities. As of June 30, 2012, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $1 billion to approximately $46 billion.

The Fund will normally invest at least 90% of its total net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NASDAQ Stock Market (“NASDAQ”).

To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

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Index Construction

An MLP must meet the following criteria in order to be eligible for inclusion in the Index:

•	Earn at least 50% of its distributable cash flow from energy infrastructure hard assets that are not directly exposed to changes in commodity prices;
•	Be a publicly traded partnership or limited liability company (“LLC”) exempt from corporate taxation;
•	Trade on the NYSE, NASDAQ or AMEX;
•	Represent the primary limited partner interests of a partnership or LLC that is an operating company;
•	Have four consecutive quarters of distributions equal to or greater than the partnership’s MQD; and
•	Have a median daily trading volume for each of the trailing six full months of at least 25,000 units.

An independent advisory board of auditors, MLP executives, institutional fund managers, legal partners, and other senior financial professionals reviews all constituent changes to the Index as well as all modifications to methodology to ensure that they are made objectively and without bias. The board is comprised of a minimum of five members and a maximum of 13 members, all of whom must be independent. Any material modification to index methodology, introduction of a new index, or interim constituent change, such as that caused by merger and acquisition activity, will result in interim meetings of the board.

Index Components are selected quarterly in connection with the reconstitution of the Index. Their respective weights are rebalanced quarterly using a modified capitalization weighted, float adjusted methodology in connection with the rebalancing of the Index. The Index rebalancing occurs quarterly on the third Friday of the last month of each calendar quarter. Share weights of the Index Components remain constant between quarters, except in the event of certain types of corporate actions, including stock splits and reverse stock splits. Share weights of the Index are not adjusted between rebalancing dates for shares issued or shares repurchased. Their respective weights are rebalanced quarterly in connection with the rebalancing of the Index.

The information contained herein regarding the Index was provided by Alerian.

MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about certain of the Fund’s principal risks identified under “Principal Risks of Investing in the Fund” in the Fund’s Summary Information Section along with additional risk information. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

What are the Principal Risks of Investing in The Fund?

Investment Risk

An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Market Risk

The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Industry Specific Risk

Energy infrastructure companies also are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity. However, the MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices. Also, a significant decrease in the production of natural gas, oil, or other energy commodities, due to a decline in production from existing facilities, import supply disruption, or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.

A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.

MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.

The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular by-product of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.

Extreme weather patterns, such as hurricane Ivan in 2004 and hurricane Katrina in 2005, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.

A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.

Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities, and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

MLP Risk

Investments in securities of MLPs involve risks that differ from an investment in common stock.

Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example,

MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner.

MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The Fund derives substantially all of its cash flow from investments in equity securities of MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor the Adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs, and other factors. In addition, certain MLPs are dependent on their parents or sponsors for revenues, and a failure by the MLP’s parent or sponsor may impact the MLP’s ability to make distributions. The Fund expects to generate significant investment income, and the Fund’s investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not have the ability to make cash distributions as investors expect from MLP-focused investments.

MLP Tax Risks

MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses.

The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability

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to meet its investment objective and would reduce the amount of cash available to distribute to you.

The tax treatment of publicly traded partnerships could be subject to potential legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

Deferred Tax Liability

Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of such MLP equity securities. For financial statement purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not be provided on a timely basis, to estimate the Fund’s deferred tax liability for purposes of financial statement reporting and determining its net asset value (“NAV”). From time to time, ALPS Advisors, Inc. (the “Adviser”) will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the highest federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state or local taxes. The daily estimate of the Fund’s deferred tax liability may vary substantially from the Fund’s actual tax liability. Modifications of estimates or assumptions, changes in generally accepted accounting principles or changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Potential Substantial After-Tax Tracking Error from Index Performance

The Fund will be subject to taxation on its taxable income. The NAV of Fund Shares will also be reduced by the accrual of any deferred tax liabilities. The Index, however, is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares

A portion of the Fund’s distributions are expected to be treated as a return of capital for U.S. federal income tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/ or lower tax losses on a subsequent sale of Fund Shares.

Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Tax-Favored Treatment of Qualified Dividends is Scheduled to Expire

Distributions by the Fund will be treated as dividends for U.S. federal income tax purposes to the extent of the Fund’s current or accumulated earnings and profits. Under current federal income tax law, if applicable holding period requirements are met, qualified dividend income received by individuals and other non-corporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 15%. However, the favorable tax treatment applicable to qualified dividends is scheduled to expire for tax years beginning after December 31, 2012 and, unless further Congressional action is taken, dividend income will thereafter be subject to U.S. federal income tax at the rates applicable to ordinary income (which rates are scheduled to increase at that time to a maximum rate of 39.6%)

Equity Securities Risk

MLP common units and other equity securities may be effected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Liquidity Risk

Although common units of MLPs trade on the NYSE, the NASDAQ, and American Stock Exchange (“AMEX”), certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that

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are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Concentration Risk

Under normal circumstances, and to the extent consistent with the Fund’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Non-Diversification Risk

The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund’s assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund will select its investments from the small pool of energy infrastructure MLPs consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s Shares.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk

In addition to the risk of tracking error due to the effect of taxes, the Fund’s return may not match the return of the Index for other reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

New Fund Risk

The Fund is newly formed and therefore has no performance history for investors to evaluate. In addition, the Fund may not have significant operating history upon which to base estimations of accrued tax liabilities.

What are the Non-Principal Strategies of the Fund?

The Fund will normally invest at least 90% of its total net assets in component securities that comprise the Index. The Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments, convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index), forward foreign currency exchange contracts and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Fund in seeking performance that corresponds to the Index, and in managing cash flows. The Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

The Fund may borrow money from a bank up to a limit of 10% of the value of its total assets, but only for temporary or emergency purposes.

The Fund will not lend its portfolio securities.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s SAI.

MANAGEMENT

ALPS Advisors, Inc. (the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

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Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ended April 30, 2013.

INDEX PROVIDER

Alerian is the index provider for the Fund. Alerian is an independent company that provides objective market information and is a leader of MLP-market intelligence, providing benchmarks, data sets, and analytics that are used extensively by a range of stakeholders such as investment banks, stock exchanges, investment professionals and consultants, and Master Limited Partnerships. The company started its business of developing and maintaining financial indexes, including the Index, on June 1, 2006. Alerian has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Fund. The Adviser pays licensing fees to Alerian from the Adviser’s management fees or other resources. The Adviser has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Fund to utilize the Index. The Fund pays no fees to Alerian or the Adviser under the Sub-Licensing Agreement.

DISCLAIMERS

Alerian is the designer of the construction and methodology for the Index. “Alerian,” “Alerian MLP Infrastructure Index,” “Alerian Index Series” and “AMZI” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Fund that appear herein. Alerian is not affiliated with the Trust, the Adviser or the Distributor.

The Fund is not sponsored, endorsed or promoted by Alerian. Alerian makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Index or any Index data included herein or derived therefrom and assume no liability in connection with their use. The Index is determined and composed without regard to the Adviser or the Fund. Alerian has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Alerian is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Alerian has no obligation or liability in connection with the administration or trading of the Fund.

Alerian does not guarantee the accuracy and/or completeness of the Index or any data included therein, and Alerian shall have no liability for any errors, omissions, or interruptions therein. Alerian makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Index or any data included therein. Alerian makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Alerian have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

THE PORTFOLIO MANAGER

The portfolio manager is primarily responsible for the day-to-day operation of the Fund.

More information about the manager’s compensation, other accounts managed by the manager and the manager’s ownership of securities in the Fund is included in the SAI.

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Portfolio Manager	Past 5 Years’ Business Experience
Michael Akins

Michael Akins, Senior Vice President Index Management, is the Portfolio Manager of the Fund and is also responsible for the refinement and implementation of the equity portfolio management process. Prior to joining ALPS Advisors, Mr. Akins served as Deputy Chief Compliance Officer for ALPS Fund Services. Before joining ALPS, Mr. Akins was AVP and Compliance Officer for UMB Financial Corporation and prior to UMB, he was an Account Manager at State Street Corporation. Mr. Akins has over 10 years financial services experience, is an Honor Graduate from the Fiduciary and In- vestment Risk Management School and graduated from Briar Cliff University with a B.A. in Business Administration.

ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT OF THE FUND

ALPS Fund Services, Inc. (the “Transfer Agent”) serves as the Fund’s administrator, fund accountant and transfer agent. ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor.

BUYING, EXCHANGING AND REDEEMING SHARES

The Fund currently offers Class A, Class C and Class I shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class; and
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Class A and C shares are generally available only in connection with investments through retirement plans, broker-dealers, bank trust departments, financial advisors and other financial intermediaries.

The Class I shares are offered only through the certain types of financial intermediaries and to certain institutional investors. Class I shares are offered through financial intermediaries (including, but not limited to, broker-dealers, retirement plans, bank trust departments, and financial advisers) who do not require payment from the Fund or its service providers for the provision of distribution, administrative or shareholder retention services, except for networking and/or omnibus account fees. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

Not all financial intermediaries offer all classes of shares. Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

Distribution and Services (12b-1) Plan for Class A and Class C Shares

The Fund has adopted a separate plan of distribution for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”). The Plans allow the Fund, as applicable, to use Class A and/ or Class C assets to pay fees in connection with the distribution and marketing of Class A or Class C shares and/or the provision of shareholder services to Class A and/or Class C shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and/or Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares, and 0.75% of the Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of the Fund’s Class A or Class C assets on an ongoing basis, over time they will increase the cost of an investment in Class A and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to ADI for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain all fees paid under the Plan for the

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first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although ADI may, pursuant to a written agreement between ADI and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. ADI is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (a “Services Plan”) with respect to the Fund’s Class A shares. Under the Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

Shareholder Services Plan for Class C Shares

The Fund has adopted a shareholder services plan (a “Shareholder Services Plan”) with respect to its Class C shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks, their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Payments to Financial Intermediaries

The Fund’s Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor, other affiliates of the adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary or plan administrator or sponsor for details about revenue sharing payments it may receive.

Administrative Fees (Networking, Omnibus Positioning Fee)

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Fund. Transactions may be processed through the NSCC or similar systems or processed on a manual basis. These fees are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase.

Investment Minimums

The Fund offers investors three Classes of shares: Classes A, C and I. The minimum investment in Class A shares and Class C shares is $500 for tax-deferred accounts and $2,500 for other accounts. The minimum investment in Class I shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within the Fund. There is no subsequent investment minimum.

The Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price. Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized

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broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

Investors may not purchase, exchange or redeem shares of the Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

With certain limited exceptions, the Fund is available only to U.S. citizens or residents.

Sales Charge When You Purchase

Below is a summary of certain features of Class A and Class C shares:

	Class A	Class C
Initial Sales Charge	Up to 5.50%	None
Contingent Deferred Sales Charge (“CDSC”)	1.00% on redemptions within one year for purchases in excess of $1 million	1.00% on redemptions within one year
Distribution and Service Fees	0.25%	0.75%
Shareholder Services Fee	0.15%	0.25%
Dividends	Generally higher than Class C due to lower annual expenses	Generally lower than Class A due to higher annual expenses
Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for short-term investors

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
Less than $50,000	5.50%	4.75%
$50,000 but less than $100,000	4.50%	3.75%

Purchase Amount	Sales Charge as a Percentage of Offering Price	Dealer Concession as a Percentage of Offering Price
$100,000 but less than $250,000	3.50%	2.75%
$250,000 but less than $500,000	2.50%	2.00%
$500,000 but less than $1 million	2.00%	1.60%
$1 million or greater*	0.00%	0.00%

*	A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. See Section titled “Contingent Deferred Sales Charge” below.

The Class C and Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of the Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as the Fund, its agents, or your financial intermediary may not retain this information.

The Fund may waive Class A sales charges on investor purchases including shares purchased by:

•	Officers, directors, trustees and employees of the adviser and its affiliates;
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or the adviser;
•	Immediate family members of all such persons as described above; and
•	Financial intermediary supermarkets and fee-based platforms;

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•

Financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

•

Financial intermediaries who have entered into an agreement with the Principal Underwriter/Distributor/ the fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of the Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class A Shares

If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Class C Shares

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

Waiver of CDSC

The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•

redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and

•

required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

Exchanging Shares

If you have held all or part of your shares in the Fund for at least seven days, you may exchange those shares for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS/Red Rocks Listed Private Equity Fund
•	ALPS/WMC Disciplined Value Fund
•	Clough China Fund
•	Jefferies Asset Management Commodity Strategy Allocation Fund
•	RiverFront Global Growth Fund
•	RiverFront Global Allocation Fund
•	RiverFront Dynamic Equity Income Fund
•	RiverFront Moderate Growth & Income Fund
•	RiverFront Conservative Income Builder Fund
•	ALPS/Kotak India Growth Fund

If you are an existing shareholder of the Fund or of an ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in “Investment Minimums” above.

Before effecting an exchange, you should read the prospectus for the fund into which you are exchanging.

You may also transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-deferred account. Transfers between classes of the Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the right to impose such a limitation. Call or write the Fund for further details.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your application. Your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

Redemptions In-Kind

The Fund reserves the right to make payment in securities rather than cash. If the Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund’s operations (for example, more than 1% of the Fund’s net assets). However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind.

Redemption Fees

The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Fund reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an

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emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

SHARE TRANSACTIONS

Small Account Balances/Mandatory Redemptions

The Fund does not currently impose an account minimum. The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

The Fund does not issue share certificates.

Frequent Purchases and Sales of Fund Shares

The Fund does not permit market timing or other abusive trading practices. The Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. The Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, the Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that the Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that the Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to the Administrator.

The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price

18	Prospectus | November 30, 2012

ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s adviser believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if its adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in the Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf) shortly after your account is opened, or believes it has identified potentially criminal activity, the Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays dividends on a quarterly basis, and distributes capital gains, if any, on an annual basis.

Income dividend distributions are derived from interest and other income the Fund receives from its investments and include distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The federal income tax consequences of the Fund’s dividend payments and distributions are discussed below under “Taxes”.

The Trust is an open-end registered investment company under the 1940 Act. As such, the Fund is generally limited under the 1940 Act to one distribution in any one taxable year of long-term capital gains realized by the Fund. In this regard, that portion of the Fund’s income which consists of gain realized by the Fund on a sale of equity units in an MLP (other than the portion of such gain representing recapture income) may constitute long-term capital gain subject to this limitation. Cash distributions received by the Fund from the MLPs in which such Fund invests generally will not constitute long-term capital gain, except to the extent that (i) such MLP distributions relate to long-term capital gain realized by the MLP on a sale by the MLP of its assets or (ii) the distributions received from a particular MLP exceed such Fund’s tax basis in its equity units in such MLP. The Fund does not expect that a material portion of the cash distributions they receive from MLPs in which they invest will constitute long-term capital gain.

The Fund may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned

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the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital

The Fund may make additional distributions and dividends at other times if the manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Distributions and dividends are reinvested in additional Fund shares unless you instruct the Transfer Agent to have your distributions and/or dividends paid by check mailed to the address of record or transferred through an Automated Clearing House to the bank of your choice. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Transfer Agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

T AXES

The discussion below only addresses the U.S. federal income tax consequences of an investment in the Fund for U.S. persons and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i)	U.S. citizens or individuals who are residents of the United States for U.S. tax purposes;
(ii)	corporations organized under the laws of the United States or any state;
(iii)	an estate whose income is subject to U.S. federal income taxation regardless of its source; or
(iv)

a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996.

This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax. If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. For further information regarding the U.S. federal income tax consequences of an investment in the Fund, investors should see the SAI under “TAXES – Taxation of the Fund.”

Non-U.S. persons that are considering the purchase of shares should consult with their own tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

Federal Income Taxation of the Fund

The Fund is taxed as a regular corporation (or so-called sub-chapter “C” corporation) for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay federal and state taxes on its taxable income as opposed to most other investment companies which are not so obligated.

As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests, and such taxes will reduce your return from an investment in the Fund.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make distributions. Based upon the Adviser’s review of the historic results of the types of MLPs in which the Fund invests, the Adviser expects that the cash flow received by the Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. There is no assurance that the Adviser’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized, there may be greater tax expense borne by the Fund and less cash available to distribute to you or to pay to expenses.

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

The Fund will also be subject to U.S. federal income tax at the regular graduated corporate tax rates on any gain recognized by the Fund on any sale of equity securities of an MLP. Cash distributions from an MLP to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the MLP equity securities.

The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, the Adviser will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state taxes.

Federal Income Taxation of Holders of the Fund’s Shares

Receipt of Distributions

Distributions made to you by the Fund (other than distributions in redemption of shares that are treated as sales or exchanges for income tax purposes, as discussed below) will generally constitute dividends to the extent of your allocable share of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation’s earnings and profits are computed based upon taxable income, with certain specified adjustments. As explained above, based upon the historic performance of the types of MLPs in which the Fund intend to invest, the Adviser anticipates that the distributed cash from the MLPs generally will exceed the Fund’s share of the MLPs’ taxable income. Consequently, the Adviser anticipates that only a portion of the Fund’s distributions will be treated as dividend income to you. To the extent that distributions to you exceed your allocable share of the Fund’s current and accumulated earnings and profits, your tax basis in the Fund’s Shares with respect to which the distribution is made will be reduced, which will increase the amount of any taxable gain (or decrease the amount of any tax loss) realized upon a subsequent sale or redemption of such shares. To the extent you hold such shares as a capital asset and have no further basis in the shares to offset the distribution, you will report the excess as capital gain. Such gain will be long-term capital gain if you have held the Shares with respect to the distribution for more than one year. In determining the amount of gain that results from distributions in excess of your in your shares, it is uncertain whether you are entitled to recover your aggregate stock basis before reporting any gain. If the gain or loss on the distribution must be computed on a share-by-share basis, you may recognize gain on low-basis shares, even though your basis in other shares has not been fully recovered.

Distributions treated as dividends under the foregoing rules generally will be taxable as ordinary income to you but may be treated as “qualified dividend income.” Under current federal income tax law, qualified dividend income received by individuals and other non-corporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 15%. However, the favorable tax treatment applicable to qualified dividends is set to expire for tax years beginning after December 31, 2012 and, thus, qualifying dividend income will thereafter be subject to U.S. federal income tax at the rates applicable to ordinary income (which rates are scheduled to increase at that time to a maximum rate of 39.6%), unless further Congressional action is taken. For a dividend to constitute qualified dividend income, the shareholder generally must hold the shares paying the dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date, although a longer period may apply if the shareholder engages in certain risk reduction transactions with respect to the common stock.

Dividends paid by the Fund are expected to be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code. However, corporate shareholders should be aware that certain limitations apply to the availability of the dividends received deduction, including, among other things, rules which limit the deduction in cases where (i) certain holding period requirements are not met, (ii) the corporate shareholder is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property, or (iii) the corporate shareholder’s investment in shares of a particular Fund is financed with indebtedness. Corporate shareholders should consult their own tax advisors regarding the application of these limitations to their particular situations.

Redemptions and Sales of Shares

A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above.

Upon a redemption treated as a sale or exchange under the foregoing rules, or upon a sale of your shares to a third party, you generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of your shares and

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the amount you receive when you sell them. An exchange of shares of the Fund for shares of another fund will be treated as a taxable sale of such Fund’s Shares with an amount realized equal to the fair market value of the shares received in the exchange. Any such capital gain or loss will be a long-term capital gain or loss if you held the shares for more than one year at the time of disposition. Long-term capital gains of certain non-corporate common shareholders (including individuals) are currently subject to U.S. federal income taxation at a maximum rate of 15% (scheduled to increase to 20% for taxable years beginning on or after January 1, 2013). The deductibility of capital losses is subject to certain limitations under the Code.

Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI. Because the Fund is a corporation for federal income tax purposes, an owner of any of the Fund’s Shares will not report on its federal income tax return any items of income, gain, loss, and deduction that are allocated to the Fund from the MLPs in which the Fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor will not have UBTI attributable to its ownership, sale, or the redemption of such Fund’s Shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired.

Similarly, the income and gain realized from an investment in the Fund’s Shares by an investor that is a regulated investment company will constitute qualifying income for the regulated investment company. Furthermore, the Fund’s Shares will constitute “qualifying assets” to regulated investment companies, which generally must own at least 50% in qualifying assets at the end of each quarter, provided that the amount of the Fund’s Shares owned by the regulated investment company does not constitute more than 5% of the value of the total assets held by the regulated investment company or more than 10% of the Fund’s outstanding voting securities.

Backup Withholding

The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish certain information and certifications to the Fund or who is otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid on or before December 31, 2012 and, under current law, will increase to 31% for amounts paid after December 31, 2012. For more information regarding backup withholding and recent U.S. federal income tax legislation, see the SAI under “TAXES – Backup Withholding,” “TAXES – Surtax on Net Investment Income” and “TAXES – Foreign Accounts.”

You should consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced operations as of the date of this Prospectus, there are no financial highlights for the Fund.

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ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND

FACTS	WHAT DOES ALPS | ALERIAN MLP INFRASTRUCTURE INDEX FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account transactions
• Account balances and transaction history
• Wire transfer instructions
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund Share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonafflliates to market to you	No	We do not share.

QUESTIONS?	Call 1-866-759-5679 or go to www.alpsfunds.com

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WHO WE ARE
Who is providing this notice?	ALPS | Alerian MLP Infrastructure Index Fund
WHAT WE DO
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you • open an account • provide account information or give us your contact information • make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   sharing for affiliates’ everyday business purposes-information about your creditworthiness

•   affiliates from using your information to market to you

•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Fund’s affiliates include companies such as ALPS Advisors, Inc.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund does not jointly market.

24	Prospectus | November 30, 2012

ADDITIONAL INFORMATION ABOUT

THE FUND

Shareholder Reports

Annual and semi-annual reports to shareholders provide additional information about the Fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The statement of additional information provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can obtain shareholder reports or the statement of additional information (without charge), make inquiries or request other information about the Fund by contacting the Transfer Agent at 866.759.5679, by writing the Fund at P.O. Box 44386, Denver, CO, 80201, or by calling your financial consultant. This information is also available free of charge on the Fund’s website at www.alpsfunds.com.

You can also review the Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can get copies of these materials after paying a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-1520. Information about the public reference room may be obtained by calling 202.551.8090. You can get the same reports and information free from the EDGAR Database on the Commission’s Internet web site at http://www.sec.gov.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the Distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell its shares.

(Investment Company Act file no. 811-8194)

November 30, 2012

STATEMENT OF ADDITIONAL INFORMATION

Name of Fund
	Class A	Class C	Class I
ALPS/Alerian MLP Infrastructure Index Fund	ALERX	ALRCX	ALRIX

P.O. Box 44386

Denver, CO 80201

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares and Class I Shares (collectively, the “Shares”) of the Fund listed above, which is a separate series of Financial Investors Trust, a Delaware statutory trust (the “Trust”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. ALPS Advisors, Inc. (“ALPS Advisors”) is the investment adviser of the Fund.

This Statement of Additional Information (“SAI”) is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current prospectus dated November 30, 2012, as supplemented from time to time (the “Prospectus”). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing the Fund at the address listed above, or by calling the Fund’s transfer agent at 866.759.5679. The Fund’s most recent Annual Report, if any, is incorporated by reference into this SAI and can be obtained free of charge, by calling the toll-free number printed above.

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

Financial Investors Trust

This Statement of Additional Information (the “SAI”) includes information about ALPS/Alerian MLP Infrastructure Index Fund. The Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

What are the Funds’ Investment Objectives?

—

The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

The Fund’s Board of Trustees (the “Board”) may change this objective or the Fund’s principal investment strategies without a shareholder vote. The Fund will notify you in writing at least sixty (60) days before making any such change. If there is a material change to the Fund’s objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

What are the Fund’s Principal Investment Strategies?

The Fund employs a “passive management” - or indexing - investment approach designed to track the performance of the Index. The Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index was developed by Alerian, a leading provider of objective MLP benchmarks, data and analytics (“Alerian”). The Index is comprised of 25 energy infrastructure MLPs that earn a majority of their cash flow from the transportation and storage of energy commodities. As of June 30, 2012, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $1 billion to approximately $46 billion.

The Fund will normally invest at least 90% of its total net assets in securities that comprise the Index (or depositary receipts based on such securities). The Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NASDAQ Stock Market (“NASDAQ”).

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

INVESTMENT POLICIES AND RISKS

Investment in the Fund should be made with an understanding that the value of the portfolio of securities held by the Fund may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

The Fund is not actively managed by traditional methods and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the portfolio securities held by the Fund unless the securities of such issuer are removed from its Index.

An investment in the Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Index. It is also possible that for short periods of time, the Fund may not fully replicate the performance of its Index due to the temporary unavailability of certain Index securities in the Secondary Market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of its portfolio securities.

The Index consists of a number of components (the “Index Components”) selected in accordance with Alerian’s rules-based methodology for such Index. Each qualification of an Index Component set forth below is measured as of each quarterly rebalance date.

Under normal circumstances, at least 90% of the Fund’s net assets, plus the amount of any borrowings for investment purposes will be invested in its Index Components. In addition, the Fund may invest up to 10% of its net assets in investments not included in its Index, but which the Adviser (as defined below) believes will help the Fund track the Index. For example, there may be instances in which the Adviser may choose to purchase (or sell) securities not in the Index which the Adviser believes are appropriate to substitute for one or more Index Components in seeking to replicate, before fees and expenses, the performance of the Index.

Furthermore, the Fund may invest in one or more financial instruments, including but not limited to futures contracts, swap agreements and forward contracts, reverse repurchase agreements, and options on securities, indices and futures contracts (collectively, “Financial Instruments”). As an example of the use of such Financial Instruments, the Fund may use total return swaps on one or more Index Components in order to achieve exposures that are similar to those of the Index. The Fund will not directly employ leverage in its investment strategies.

The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here.

Loans of Portfolio Securities. The Fund will not lend its portfolio securities.

Senior Securities. In general, the Fund may not issue any class of senior security, except within the limitations of the 1940 Act. These limitations allow the Fund to (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including but not limited to options, futures, forward contracts, and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

Repurchase Agreements. The Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service, Inc. or “A-1+” or “A-1” by Standard & Poor’s or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, the Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Derivatives. The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the Commodity Futures Trading Commission (“CFTC”), and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, the Fund is not obligated to use derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and OTC put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended.

When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser of the Fund intends to comply with the requirements of the CEA by at all times either (i) operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines, and/or (ii) registering as a CPO with the CFTC and the National Futures Association (“NFA”).

Futures and Options. The Fund may utilize exchange-traded futures and options contracts as permitted under CFTC rules.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, the Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

The Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its Underlying Index. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value (“NAV”) of the Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

The Adviser of the Fund intends to comply with the requirements of the CEA by at all times either (i) operating the Fund in a manner consistent with the restrictions of Rule 4.5, including filing a notice of eligibility of exemption from registration in accordance with applicable procedures and deadlines, and/or (ii) registering as a CPO with the CFTC and the NFA.

Swap Agreements. The Fund may enter into swap agreements as permitted under CFTC rules. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of fundamental policies that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Except for restriction (2), any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. With respect to the Fund’s fundamental investment restriction 7, asset coverage of at least 300% (as defined in the 1940 Act), inclusive of any amounts borrowed, must be maintained at all times.

As a matter of fundamental policy, the Fund (except as otherwise noted below) may not:

(1) Invest 25% of its total assets in the securities of issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities); except that, to the extent the Fund’s Index is concentrated in a particular industry or group of industries, the Fund’s investments will exceed this 25% limitation to the extent that it is necessary to gain exposure to Index Components (as defined below) to track its Index.

(2) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3) Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7) Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

For the purposes of restriction (1), the Fund currently intends to use the Global Industry Classification Standard (“GICS”). These classifications are not fundamental policies of the Fund. The Fund may use other classification titles, standards and systems from time to time.

In addition to the foregoing fundamental investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed at any time by the Board of Trustees without shareholder approval. The Fund may not:

(1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

(2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser in the best interests of the shareholders. The Fund’s portfolio turnover rate may vary from year to year, as well as within a year. The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100%

portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

This Policy sets forth the conditions under which Portfolio Holdings data for Financial Investors Trust (the “Trust”) on behalf of the Fund (the “Fund”) may be disclosed to Third Parties (which may include the public) and Service Providers. No data about the Fund may be disclosed except in accordance with this Policy.

Portfolio Holdings data includes, but is not limited to, the following information about the Fund: (i) specific securities held; (ii) industry sector breakdowns as a percentage of portfolio net assets; (iii) asset composition (e.g., equities versus bonds); (iv) U.S. versus foreign holdings percentage breakdowns and regional breakdowns (e.g., Asia, North America); and (v) top 10 portfolio holdings in order of position size, including percentage of portfolio.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Board, or an officer of the Funds.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

Policy Overview

The Board has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Portfolio Holdings. These policies and procedures are designed to protect the confidentiality of the Portfolio Holdings’ information and to prevent the selective disclosure of such information. These policies and procedures may be modified at any time with the approval of the Board.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients

ALPS Advisors, Inc. (Adviser)	Daily	None	Daily	Daily

ALPS Fund Services, Inc. (Administrator)	Daily	None	Daily	Daily
The Bank of New York Mellon (Custodian)	Daily	None	Daily	Daily
Deloitte & Touche LLP (Accountant)	As needed	None	As needed	As needed
Davis Graham & Stubbs LLP (Counsel)	As needed	None	As needed	As needed
FactSet Research Systems Inc.	Daily	None	Daily	Daily

Only officers of the Fund and their authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, may approve the disclosure of the Fund’s Portfolio Holdings. Except as set forth under “Policy Exceptions” below, exceptions to this Policy may only be made if an officer of the Fund and its authorized agents, including, but not limited to, the Chief Compliance Officer of the investment adviser, determines that the disclosure is being made for a legitimate business purpose and such disclosures must be documented and reported to the Board on a quarterly basis. In all cases, Third Parties and Service Providers are required to execute a non-disclosure agreement requiring the recipient to keep confidential any Portfolio Holdings data received and not to trade on the Confidential Portfolio Information (defined below) received. Neither the Trust nor its Service Providers (nor any persons affiliated with either) can receive any compensation or other consideration in connection with the sharing of the Fund’s Portfolio Holdings.

Disclosure of the Portfolio Holdings’ information that is not publicly available (“Confidential Portfolio Information”) may be made to Service Providers. In addition, to the extent permitted under applicable law, the investment adviser may distribute (or authorize the custodian or principal underwriter to distribute) Confidential Portfolio Information to the Fund’s relevant Service Providers and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies (such as Morningstar and Lipper Analytical Services) (“Rating Agencies”); provided that such disclosure is limited to the information that the investment adviser or sub-adviser believes is reasonably necessary in connection with the services to be provided. As noted above, except to the extent permitted under this Policy, Confidential Portfolio Information may not be disseminated for compensation or other consideration.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the applicable Fund’s investment adviser’s Chief Compliance Officer (or persons designated by the investment adviser’s Chief Compliance Officer) must determine in writing that, under the circumstances, the disclosure is being made for a legitimate business purpose. Furthermore, the recipient of Confidential Portfolio Information by a Service Provider or Rating Agency must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information or the recipient must be subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel.

The Fund’s investment adviser shall have primary responsibility for ensuring that the Portfolio Holdings’ information is disclosed only in accordance with this Policy. As part of this responsibility, the Fund’s investment adviser will maintain such internal policies and procedures as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-Q; and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs are available on the SEC’s website at www.sec.gov.

Partial Portfolio Holdings

Except as set forth in this Policy, partial Portfolio Holdings information will only be provided to third Parties for the most recent month-end period and only after a thirty (30) calendar day delay from the end of the month being provided. These holdings may include any combination of the Portfolio Holdings information, except for full Portfolio Holdings.

Policy Exceptions

The following disclosures of Portfolio Holdings are not prohibited by this Policy:

¡	Disclosures that are required by law
¡	Disclosures necessary for Service Providers (defined above);
¡	Disclosure necessary for Rating Agencies to assess applicable fund ratings.
¡	Disclosures necessary to broker-dealers or banks as part of the normal buying, selling, shorting, or other transactions in portfolio securities
¡	Disclosures to the applicable Fund’s or Service Providers’ regulatory authorities, accountants, or counsel; or
¡	Disclosures to the adviser or sub-adviser of a Fund of compiled data concerning accounts managed by the particular adviser or sub-adviser.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

Brokerage and Research Services

The Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolios, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser receives brokerage and research products and services from many broker-dealers with which the Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Adviser receives such services even though the receipt of such services relieves the Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Adviser to place the Fund’s portfolio transactions may be useful to the Adviser in providing services to the Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Adviser may be useful to the Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser where, in the judgment of the Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards.

PURCHASE, EXCHANGE & REDEMPTION OF SHARES

ALPS Fund Services, Inc. (the “Transfer Agent”), will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery. Confirmations of each purchase, exchange or redemption are sent to each shareholder. Quarterly statements of account are sent which include shares purchased as a result of a reinvestment of Fund distributions. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

Share Classes

Shares of the Fund are currently divided into three share classes – Class A, Class C and Class I shares.

The assets received by each class of the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class of the Fund. The underlying assets of each class of the Fund are segregated and are charged with the expenses with respect to that class of the Fund along with a share of the general expenses of the Fund and Trust. Any general expenses of the Fund that are not readily identifiable as belonging to a particular class of the Fund are allocated by or under the direction of the Trustees in such manner as they determine to be fair and equitable.

Purchase of Shares

The following table lists the sales charges that will be applied to your share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Class A (Sales Charge)	Class C (Sales Charge)	Class I (Sales Charge)	Class R (Sales Charge)
Less than $50,000	5.50%	None**	None	None
$50,000 but less than $100,000	4.50%	None**	None	None
$100,000 but less than $250,000	3.50%	None**	None	None
$250,000 but less than $500,000	2.50%	None**	None	None
$500,000 but less than $1 million	2.00%	None**	None	None
$1 million or greater	0.00%*	None**	None	None

* A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months after a purchase in excess of $1 million.

** A contingent deferred sales charge of 1.00% may apply to shares redeemed within 12 months.

Class C shares are generally offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms. Class C shares offer the ability for payment of up to 0.75% of net assets for payment to financial intermediaries for the provision of distribution services and up to 0.25% of net assets for the provision of shareholder services on behalf of their clients. In addition, the shares offer the ability for payment to financial intermediaries for the provision of administrative services, including recordkeeping, subaccounting, order processing for omnibus or networked accounts, or other shareholder services provided on behalf of their clients. The shares are not offered directly to individual investors. Consult with your financial intermediary representative for additional information on whether the shares are an appropriate investment choice. Broker-Dealers who make shares available through mutual fund wrap accounts may impose additional fees for services connected to the wrap account.

Dealer Commissions and Compensation

Class A Shares

Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more; purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees; and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $10 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

Class C Shares

ADI may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C shares.

Other Information

The minimum initial investments in the Fund are set forth in the Prospectus. Subsequent purchases may be made in any amount.

Subsequent investments may be made at any time by mailing a check to the Fund’s Transfer Agent, along with a detachable stub from the Statement of Account (or a letter providing the account number). Shareholders should be sure to write the Fund’s account number on the check. Purchases of Fund shares (initial or subsequent) may not be made by third party check.

Shares of the Fund may be purchased on any business day at the net asset value per share next determined after receipt of a purchase order. Share certificates will not be issued. Share purchase orders are effective on the date the Fund receives a completed Account Application Form (and other required documents) and federal funds become available.

Initial and subsequent investments may also be made by wire transfer. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

For a share purchase order for the Fund to become effective on a particular business day, prior to 4:00 p.m. (Eastern time): (i) in the case of a wire transfer payment, a purchaser must call 866.759.5679 to inform the Transfer Agent of an incoming wire transfer; or (ii) in the case of payment by check or money order, a complete share purchase order must be actually received by the Transfer Agent, and, in either case, federal funds must be received by the Transfer Agent, on behalf of the Fund. If federal funds are received by the Transfer Agent that same day, the order will be effective on that day. If the Fund receives notification of a wire transfer or a complete share purchase order after 4:00 p.m. (Eastern Time), or if federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that federal funds are actually received.

The price of the Fund’s shares and the valuation of Fund assets are discussed in “Net Asset Value.”

Exchanging Shares

Class A, Class C and Class I Shares

If you have held all or part of your shares in the Fund for at least seven days, you may exchange those shares for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

ALPS/Red Rocks Listed Private Equity Fund	RiveFront Conservative Income Builder Fund
ALPS/WMC Disciplined Value Fund	RiverFront Global Growth Fund
Clough China Fund	RiverFront Global Allocation Fund
Jefferies Asset Management Commodity Strategy Allocation Fund	RiverFront Dynamic Equity Income Fund
ALPS/Kotak India Growth Fund	RiverFront Moderate Growth & Income Fund

All Classes

If you are an existing shareholder of the Fund or of an ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical.

Exchanges must meet the minimum investment requirements described in the Prospectus.

Before effecting an exchange, you should read the Prospectus for the fund into which you are exchanging.

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. For U.S. federal income tax purposes, this may produce a taxable gain or loss in your non-tax-deferred account. Transfers between classes of the Fund are generally not considered a taxable transaction for U.S. federal income tax purposes.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, the Fund reserves the right to impose such a limitation. Call or write the Fund for further details.

Redemption of Shares

If the Board determines that it is in the best interests of the remaining shareholders of the Fund, the Fund may pay the redemption price in whole, or in part, by a distribution in kind from the Fund, in lieu of cash, taking such securities at their value employed for determining such redemption price, and selecting the securities in such manner as such Board may deem fair and equitable. A shareholder who receives a distribution in kind may incur a brokerage commission upon a later disposition of such securities and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. Redemption in kind is not as liquid as a cash redemption.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period: (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

Redemption Procedures. The Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made by wire on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

No redemption requests will be processed until the Fund has received a completed Purchase Application, and no redemption of shares purchased by check will be made until all checks received for such shares have been collected, which may take up to 15 days or more.

Contingent Deferred Sales Charge (“CDSC”). Class A share purchases in excess of $1 million and any Class C share purchases may be charged a CDSC of 1% if those shares are redeemed within 12 months of initial purchase. The Fund may waive the imposition of a CDSC on redemption of Fund shares under certain circumstances and conditions, including without limitation, the following:

•	Redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability: and
•

Required minimum distributions from a tax-deferred retirement plan or an individual retirement account (IRA) as required under the Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Redemption By Mail. Shares may be redeemed by mail by submitting a written request from the registered owner(s) signed exactly as shares are registered. Signature guarantees by an acceptable guarantor are required to redeem amounts greater than $50,000 or to have proceeds sent to an address other than the address of record. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Shareholders with any questions regarding signature-guarantees should contact the Transfer Agent.

In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority.

Checks for redemption proceeds will be mailed to the address of record within seven days of redemption.

Redemption By Wire. If redemption by wire has been elected in the Purchase Application, shares may be redeemed on any business day upon request made by telephone or letter. A shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with the dollar or share amount to be redeemed, the account to which the redemption proceeds should be wired, the name of the shareholder and the shareholder’s account number. Shareholders should note that their bank may charge a fee in connection with transferring money by wire.

A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by providing the Transfer Agent with written instructions signature guaranteed as described above.

Telephone Redemption. A shareholder may request redemption by calling the Transfer Agent at 866.759.5679. Proceeds from telephone redemptions will be forwarded to the shareholder by check unless the shareholder has requested redemption by wire in the manner described above under “Redemption by Wire.” The check will be made only payable to the registered shareholder and sent to the address of record on file with the Transfer Agent. The Fund reserves the right to refuse a telephone request for redemption if it is believed advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Fund nor the Transfer Agent will be liable for following redemption instructions received by telephone which are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and/or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow such procedures. The Fund may require personal identification codes.

Rule 12b-1 Plans

As described in the Prospectus, the Fund has adopted a separate plan of distribution for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow the Fund to use Class A and/or Class C assets to pay fees in connection with the distribution and marketing of Class A or Class C shares and/or the provision of shareholder services to Class A or Class C shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class A and/or Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A and 0.75% of the Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of the Fund’s Class A and Class C assets on an ongoing basis, over time they will increase the cost of an investment in Class A and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Trust is authorized to make payments to ADI for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. ADI is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although ADI may, pursuant to a written agreement between ADI and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. ADI is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. The Plan may be amended by vote of the relevant Trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in the Plan that would materially increase the fees payable thereunder by the relevant class of shares of the Fund requires approval by a vote of the holders of a majority of such shares outstanding. The Trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees of the Trust who have no financial interest in the operation of the Plan and (ii) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose.

Shareholder Services Plan for Class C Shares

The Fund has adopted a shareholder services plan (a “Class C Shareholder Services Plan”) with respect to the Fund’s Class C shares. Under the Class C Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

Shareholder Services Plan for Class A Shares

The Fund has adopted a shareholder services plan (a “Class A Shareholder Services Plan”) with respect to the Fund’s Class A shares. Under the Class A Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of its Board. The Board approves all significant agreements between the Fund and the persons or companies that furnish services to the Fund, including agreements with its distributor, Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund’s Adviser and administrator.

The name, address, age and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund complex overseen by and the other directorships held by each Trustee.

INDEPENDENT TRUSTEES

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Mary K. Anstine, age 72	Trustee	Ms. Anstine was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Ms. Anstine was President/Chief Executive Officer of HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also Trustee/Director of AV Hunter Trust and Colorado Uplift Board. Ms. Anstine was formerly a Director of the Trust Bank of Colorado (later purchased and now known as Northern Trust Bank), HealthONE and Denver Area Council of the Boy Scouts of America, and a member of the American Bankers Association Trust Executive Committee.	35	Ms. Anstine is a Trustee of ALPS ETF Trust (5 funds); Financial Investors Variable Insurance Trust (5 funds); Reaves Utility Income Fund (1 fund); and Westcore Trust (12 funds).

John R. Moran, Jr., age 82	Trustee	Mr. Moran was elected at a special meeting of shareholders held on March 21, 1997 and re-elected at a special meeting of shareholders held on August 7, 2009.	Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado.	25	None.

Jeremy W. Deems, age 36	Trustee	Mr. Deems was appointed as a Trustee at the March 11, 2008 meeting of the Board of Trustees and elected at a special meeting of shareholders held on August 7, 2009.	Mr. Deems is the Co-Founder, Chief Operations Officer and Chief Financial Officer of Green Alpha Advisors, LLC. Prior to joining Green Alpha Advisors, Mr. Deems was CFO and Treasurer of Forward Management, LLC, an investment management company, ReFlow Management Co., LLC, a liquidity resourcing company, ReFlow Fund, LLC, a private investment fund, and Sutton Place Management, LLC, an administrative services company (from 2004 to June 2007). Prior to this, Mr. Deems served as Controller of Forward Management, LLC, ReFlow Management Co., LLC, ReFlow Fund, LLC and Sutton Place Management, LLC.	35	Mr. Deems is a Trustee of ALPS ETF Trust (5 funds); Financial Investors Variable Insurance Trust (5 funds) and Reaves Utility Income Fund (1 fund).

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee During Past 5 Years**
Jerry G. Rutledge, age 68	Trustee	Mr. Rutledge was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Rutledge is the President and owner of Rutledge’s Inc., a retail clothing business. Mr. Rutledge is currently Director of the American National Bank. He was from 1994 to 2007 a Regent of the University of Colorado.	25	Mr. Rutledge is a Trustee of Clough Global Allocation Fund (1 fund), Clough Global Equity Fund (1 fund) and Clough Global Opportunities Fund (1 fund).

Michael “Ross” Shell, age 41	Trustee	Mr. Shell was elected at a special meeting of shareholders held on August 7, 2009.	Mr. Shell is Founder and CEO of Red Idea, LLC, a strategic consulting/early stage venture firm (since June 2008). From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency. From December 2005 to May 2008, he was Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, from May 2004 to November 2005, he worked as a business strategy consultant; from June 2003 to April 2004, he was on the Global Client Services team of IDEO, a product design/innovation firm; and from 1999 to 2003, he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science.	25	None.

INTERESTED TRUSTEE

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**	Number of Funds in Fund Complex Overseen by Trustee ***	Other Directorships Held by Trustee
Edmund J. Burke, age 51	Trustee, Chairman and President	Mr. Burke was elected as Chairman at the August 28, 2009 meeting of the Board of Trustees. Mr. Burke was elected as Trustee at a special meeting of shareholders held on August 7, 2009. Mr. Burke was elected President of the Trust at the December 17, 2002 meeting of the Board of Trustees.

Mr. Burke is President and a Director of ALPS Holdings, Inc. (“AHI”) (since 2005) and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”), ALPS Fund Services, Inc. (“AFS”) and FTAM Distributors, Inc. (“FDI”) and from 2001-2008, was President of AAI, ADI, AFS and FDI. Because of his positions with AHI, AAI, ADI, AFS and FDI, Mr. Burke is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Burke is Trustee and President of the Clough Global Allocation Fund (Trustee since 2006; President since 2004); Trustee and President of the Clough Global Equity Fund (Trustee since 2006; President since 2005); Trustee and President of the Clough Global Opportunities Fund (since 2006); Trustee of the Liberty All-Star Equity Fund; and Director of the Liberty All-Star Growth Fund, Inc.

				30	Mr. Burke is a Trustee of Clough Global Allocation Fund (1 fund); Clough Global Equity Fund (1 fund); Clough Global Opportunities Fund (1 fund); Trustee of the Liberty All-Star Equity Fund (1 fund); and Director of the Liberty All-Star Growth Fund, Inc. (1 fund).

OFFICERS

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Jeremy O. May, age 42	Treasurer	Mr. May was elected Treasurer of the Trust at the October 7, 1997 meeting of the Board of Trustees.	Mr. May joined ALPS in 1995 and is currently President and Director of AFS and Executive Vice President and Director of AHI, AAI, ADI and FDI. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also the Treasurer of the Liberty All-Star Equity Fund, Liberty All-Star Growth Fund, Inc., Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Financial Investors Variable Insurance Trust. Mr. May is also Chairman and Trustee of the Reaves Utility Income Fund and President, Trustee and Chairman of ALPS Series Trust. Mr. May is currently on the Board of Directors and is Chairman of the Compensation Committee of the University of Colorado Foundation.

Name, Address* & Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
David T. Buhler, age 41	Secretary	Mr. Buhler was elected Secretary of the Trust at the September 11, 2012 meeting of the Board of Trustees.

Mr. Buhler joined ALPS in June 2010. Prior to joining ALPS and is currently Vice President and Associate Counsel of ALPS, AAI, ADI and FDI. Prior to joining ALPS, Mr. Buhler served as Associate General Counsel and Assistant Secretary of Founders Asset Management LLC from 2006 to 2009. Because of his position with ALPS, Mr. Buhler is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Buhler is also the Secretary of Financial Investors Variable Insurance Trust and Westcore Trust.

Ted Uhl, age 37	Chief Compliance Officer (“CCO”)	Mr. Uhl was appointed CCO of the Trust at the June 8, 2010 meeting of the Board of Trustees.

Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also CCO of the Clough Global Funds, Reaves Utility Income Fund, Drexel Hamilton Funds, Transparent Value Trust, and the Cook & Bynum Fund.

Kimberly R. Storms, age 40	Assistant Treasurer	Ms. Storms was elected Assistant Treasurer of the Trust at the June 14, 2005 meeting of the Board of Trustees.

Ms. Storms is Senior Vice President - Director of Fund Administration of ALPS. Ms. Storms joined ALPS in 1998 as Assistant Controller. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of BPV Family of Funds and ALPS Series Trust; Assistant Treasurer of Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.; Assistant Secretary of Ameristock Mutual Fund, Inc.; and Chief Financial Officer of The Arbitrage Funds.

*All communications to Trustees and Officers may be directed to Financial Investors Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

**Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

*** The Fund Complex includes all series of the Trust (currently 25) and any other investment companies for which ALPS Advisors, Red Rocks, Wellington Management, Clough Capital, RiverFront or Kotak provides investment advisory services (currently 23 funds, 0 funds, 0 funds, 3 funds, 0 funds and 0 funds, respectively).

Additional Information About the Trustees’ Qualifications and Experience

The following is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion, as of the date of this SAI, that each person identified below should serve as a Trustee for the Trust.

Mary K. Anstine

Ms. Anstine has been an Independent Trustee of the Trust since March 21, 1997. Currently retired, Ms. Anstine has over 30 years of financial services experience. Most recently, she was President and CEO of HealthONE Alliance, Denver, Colorado from 1994 through 2004. From 1964 to 1994, Ms. Anstine held positions leading up to Executive Vice President of First Interstate Bank. She was selected to serve as a Trustee of the Trust based on her business and financial services experience.

Jeremy W. Deems

Mr. Deems has been an Independent Trustee of the Trust since March 11, 2008. In 2007, Mr. Deems co-founded Green Alpha Advisors, LLC, a registered investment adviser, for which he currently serves as Co-President and Chief Financial Officer. Prior to co-founding Green Alpha Advisors, Mr. Deems was CFO of Forward Management, LLC, investment advisor to the Forward Funds and Sierra Club Mutual Funds, where he was also co-portfolio manager to the Sierra Club Stock Fund. In addition, he was the CFO of ReFlow Management Co., LLC. Prior to joining Forward and ReFlow, he served as Regional Marketing Assistant within the Investment Consulting Services Group at Morgan Stanley Dean Witter. Mr. Deems received a B.S. and a MBA in finance from Saint Mary’s College of California and is a licensed Certified Public Accountant and a member of the American Institute of Certified Public Accountants. He was selected to serve as a Trustee of the Trust based on his business, financial services, accounting and investment management experience.

John R. Moran, Jr.

Mr. Moran has been an Independent Trustee of the Trust since March 21, 1997, and lead Independent Trustee since 2010. Mr. Moran is formerly President and CEO of The Colorado Trust, a private foundation serving the health and hospital community in the state of Colorado. An attorney, Mr. Moran was formerly a partner with the firm of Kutak Rock & Campbell in Denver, Colorado and a member of the Colorado House of Representatives. Currently, Mr. Moran is a member of the Treasurer’s Investment Advisory Committee for the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business, financial services, and accounting experience.

Jerry G. Rutledge

Mr. Rutledge has been an Independent Trustee of the Trust since August 7, 2009. Mr. Rutledge is the President and owner of Rutledge's Inc., an upscale men's clothing store, which he opened in 1967. Mr. Rutledge has over 40 years of business experience. He served on the CU Board of Regents from 1995 to 2007 and currently serves on the Board of American National Bank. Mr. Rutledge is a graduate of the University of Colorado. He was selected to serve as a Trustee of the Trust based on his business experience.

Michael “Ross” Shell

Mr. Shell has been an Independent Trustee of the Trust since August 7, 2009. In 2008, Mr. Shell founded Red Idea, LLC, a strategic consulting/early stage venture firm, for which he currently serves as CEO. From 1999 to 2009, he was a part-owner and Director of Tesser, Inc., a brand agency, during which time he also served as Director, Marketing and Investor Relations, of Woodbourne, a REIT/real estate hedge fund and private equity firm. Prior to this, he worked as a business strategy consultant, he was on the Global Client Services team of IDEO, and he was President of Tesser, Inc. Mr. Shell graduated with honors from Stanford University with a degree in Political Science. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Edmund J. Burke

Mr. Burke has been an Interested Trustee of the Trust since August 7, 2009. Mr. Burke joined ALPS Fund Services, Inc., the Fund’s administrator, in 1991 and currently serves as Director. He is also a Director of ALPS Holdings, Inc., ALPS Advisors, Inc., ALPS Distributors, Inc., the Fund’s principal underwriter, and FTAM Distributors, Inc. Mr. Burke has over 20 years of financial services and investment management experience. Before joining ALPS, Mr. Burke was a Regional Vice President for the Pioneer Funds in Boston and has also worked with Fidelity. Mr. Burke has a B.A. in Economics from the University of New Hampshire. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees. The Trust has engaged the Adviser to manage the Fund on a day-to day basis. The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of six members, five of whom are Independent Trustees. The Board meets at regularly scheduled quarterly meetings each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. As described below, the Board has established a Nominating and Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Edmund J. Burke, an Interested Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman and may also perform such other functions as may be delegated by the Board from time to time. Mr. Moran serves as a Lead Independent Trustee. The Lead Independent Trustee is a spokesperson and principal point of contact for the Independent Trustees and is responsible for coordinating the activities of the Independent Trustees, including calling regular executive sessions of the Independent Trustees, and chairing the meetings of the Independent Trustees. The Chairman and Lead Independent Trustee may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These characteristics include, but are not limited to, the Trust’s multiple series of fund shares, each fund’s single portfolio of assets, each fund’s net assets, the services provided by the funds’ service providers, the formal and informal functions of the various Independent Trustees both during and between Board meetings, the existence of the Trust for over 15 years and the long board service of some of the Independent Trustees, which in some cases date back to the inception of the Trust.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

None of the Independent Trustees own securities in the Adviser, any of the Sub-Advisers or Distributor, nor do they own securities in any entity directly controlling, controlled by, or under common control with the Adviser, any of the Sub-Advisers or Distributor.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine. The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526. The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter. The Audit Committee members, each of whom are Independent Trustees are: Ms. Anstine and Messrs. Deems (Chairman), Moran, Rutledge and Shell. The Audit Committee met twice during the fiscal year ended April 30, 2012.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are currently: Ms. Anstine (Chairman) and Messrs. Deems, Moran, Rutledge and Shell. The Nominating and Corporate Governance Committee of the Board met once during the fiscal year ended April 30, 2012.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Financial Investors Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

As of December 31, 2011, the dollar range of equity securities in the Fund beneficially owned by the Interested Trustee were as follows:

Interested Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Edmund J. Burke	None	None

As of December 31, 2011, the dollar range of equity securities in the Fund beneficially owned by Independent Trustees were as follows:

Independent Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Mary K. Anstine	None	None

Jeremy W. Deems	None	None

John R. Moran, Jr.	None	None

Jerry G. Rutledge	None	None

Michael “Ross” Shell	None	None

Remuneration of Trustees. Effective September 1, 2011, the Independent Trustees of the Trust receive a quarterly retainer of $6,000, plus $2,000 for each regular Board or Committee meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,000 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. For the fiscal year ended April 30, 2012, the Independent Trustees received the following compensation:

	Aggregate Compensation From the Trust	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*

Mary K. Anstine	$27,166.67	$0	$0	$71,166.67

Jeremy W. Deems	$27,166.67	$0	$0	$71,166.67

John R. Moran, Jr.	$27,166.67	$0	$0	$27,166.67

Jerry G. Rutledge	$27,166.67	$0	$0	$27,166.67

Michael “Ross” Shell	$27,166.67	$0	$0	$27,166.67

* The Fund Complex includes all series of the Trust, currently 25, and any other investment companies for which ALPS Advisors provides investment advisory services, currently 23 funds.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGERS

ALPS Advisors, Inc. (the “Adviser”), a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1100, Denver, CO 80203.

Located in Denver, Colorado, ALPS Holdings was founded in 2005 and assumed the business of ALPS Financial Services, which was founded in 1985 as a provider of fund administration and fund distribution services. Since then, ALPS Holdings has added additional services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services. ALPS Holdings and its affiliates provide fund administration services to funds with assets in excess of $54.7 billion and distribution services to funds with assets of more than $221 billion.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.70 based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund, or the Adviser may terminate the Advisory Agreement upon sixty (60) calendar days’ notice. A discussion regarding the basis for the Board’s approval of the Fund’s Advisory Agreement will be provided in the Fund’s annual report to shareholders for the period ending April 30, 2013.

As described in the Prospectus under “Fees and Expenses,” the Adviser has contractually agreed to limit certain of the Fund’s expenses to 0.85% of the Fund’s average daily net assets until August 31, 2014. Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS and the Adviser) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of ADI and the Adviser) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund.

PROXY VOTING POLICIES AND PROCEDURES

Although individual Board members may not agree with particular policies or votes by the Adviser, the Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling 866.759.5679 and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially owns 5% or more of any class of a Fund’s outstanding equity securities. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Because the Fund is new as of the date of this SAI, there were no principal shareholders or control persons of the Fund, and the Trustees and Officers of the Trust as a group did not own any of the outstanding shares of the Fund.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of July 31, 2012.

Other Accounts Managed by Portfolio Manager

The table below identifies as of July 31, 2012, for the portfolio manager of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Portfolio Manager(s)	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Michael Akins (Portfolio Manager)	4	$3.5 billion	0	$0	0	$0

Portfolio Manager Compensation

The Portfolio Manager who is responsible for the day-to-day management of the Fund is paid a base salary, plus a discretionary bonus. The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus is discretionary and is not based specifically on portfolio performance.

Conflicts of Interest with Other Accounts. Potential conflicts of interest may arise when the Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Sub-Adviser and its affiliates.

Securities Ownership of the Portfolio Manager. Because the Fund is newly organized, the portfolio manager does not own shares of the Fund.

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Fund’s Board or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term obligations with maturities of 60 calendar days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

TAXES

This section provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations, (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or certain electing trusts that were in existence on August 20, 1996, and were treated as domestic trusts on August 19, 1996. This discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt organizations, (ii) shareholders holding shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) entities not organized under the laws of the United States or a political subdivision thereof, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, and (viii) shareholders who are subject to the U.S. federal alternative minimum tax.

If a partnership (including for this purpose any entity treated as a partnership for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. Partners of partnerships that are considering the purchase of shares should consult their own tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

Set forth below is a summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of Shares. It is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, judicial authorities, and administrative rulings and practices as in effect as of the date of this SAI, all of which are subject to change, including the following information which also supplements and should be read in conjunction with the section in the Prospectus entitled “Federal Income Taxation.”

This summary assumes that the Fund shareholder holds Fund Shares as capital assets within the meaning of the Code, and does not hold Fund Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Fund Shares, to Fund shareholders holding Fund Shares through a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in Fund Shares.

Federal Income Taxation of the Fund

The Fund is taxed as a regular corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay federal and state taxes on its taxable income unlike most other investment companies which are not so obligated.

As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

The Fund invests its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make distributions. Based upon the Adviser’s review of the historic results of the types of MLPs in which the Fund invests, the Adviser expects that the cash flow received by the fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. There is no assurance that the Adviser’s expectation regarding the tax character of MLP distributions to the Fund will be realized. If this expectation is not realized, there may be greater tax expense borne by the Fund and less cash available to distribute to you or to pay to Fund expenses.

The Fund will also be subject to U.S. federal income tax at the regular graduated corporate tax rates on any gain recognized by the Fund on any sale of equity securities of an MLP. Cash distributions from an MLP to the Fund that exceed such Fund’s allocable share of such MLP’s net taxable income will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of such MLP equity securities.

For financial statement purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP equity security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs which may not be provided on a timely basis, to estimate the Fund’s deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the highest federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state or local taxes.

Redemptions and Sales of Fund Shares

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. The tax basis of Shares of the Fund must be reduced by any distribution which is treated as a return of capital for tax purposes. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if Fund Shares or other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Shares are disposed. In such a case, the basis of the shares acquired must be adjusted to reflect the disallowed loss. A redemption of Fund Shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of the Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Distributions” below.

Distributions reinvested in additional Shares of the will nevertheless be taxable dividends to shareholders acquiring such additional Shares.

Receipt of Distributions

Distributions by the Fund will be treated as dividends for U.S. federal income tax purposes to the extent paid from such Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Dividends paid by the Fund to a Non-U.S. Shareholder generally will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty. If an income tax treaty applies to a Non-U.S. Shareholder, the Non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under the treaty in order to obtain a reduced rate of withholding tax.

If the amount of a distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated for U.S. federal income tax purposes first as a tax-free return of capital to the extent of the shareholder’s adjusted tax basis in the Fund’s shares, and thereafter as capital gain. Any such gain will be long-term capital gain if the shareholder has held the applicable Shares of the Fund for more than one year. In determining the amount of gain that results from distributions in excess of your in your Shares, it is uncertain whether you are entitled to recover your aggregate stock basis before reporting any gain. If the gain or loss on the distribution must be computed on a share-by-share basis, you may recognize gain on low-basis shares, even though your basis in other shares has not been fully recovered. Distributions reinvested in additional shares of the Fund may nevertheless be taxable dividends to shareholders acquiring such additional Shares.

A Non-U.S. Shareholder generally will not be subject to U.S. federal income tax on gain realized on a redemption that is treated as a sale or exchange for U.S. federal income tax purposes, or on gain realized on the sale, exchange or other non-redemption disposition of the Fund’s shares, except in the following cases:

- the gain is effectively connected with a trade or business of the Non-U.S. Shareholder in the U.S. or, if the Non-U.S. Shareholder is a qualifying resident of a country with which the U.S. has a tax treaty, such gain is attributable to a permanent establishment maintained by such Non-U.S. Shareholder in the U.S.,

- the Non-U.S. Shareholder is an individual who is present in the U.S. for 183 days or more in the taxable year of disposition and who has a “tax home” in the U.S., or

- the Fund is or has been a U.S. real property holding corporation, as defined below, at any time within the five-year period preceding the date of disposition of the common shares or, if shorter, within the period during which the Non-U.S. Shareholder has held the common shares. Generally, a corporation is a U.S. real property holding corporation if the fair market value of its U.S. real property interests, as defined in the Code and applicable regulations, equals or exceeds 50% of the aggregate fair market value of its worldwide real property interests and its other assets used or held for use in a trade or business. The Fund may be, or may prior to a Non-U.S. Shareholder’s disposition of common shares become, a U.S. real property holding corporation.

Any Non-U.S. Shareholder who is described in one of the foregoing cases is urged to consult his, her or its own tax advisor regarding the U.S. federal income tax consequences of the redemption, sale, exchange or other disposition of common shares.

Effective January 1, 2014, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether withholding is required.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, possibly retroactively.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish such Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to such Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2012. Under current law, the backup withholding tax rate will be 31% for amounts paid after December 31, 2012.

You should consult with your tax adviser regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

Surtax on Net Investment Income

For tax years beginning after 2012, a surtax of up to 3.8% will apply to net investment income of an individual taxpayer who recognizes adjusted gross income for such year, subject to certain modifications, in excess of $200,000 ($250,000 for a joint return). Net investment income will include interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a trade or business). Net investment income will be reduced by deductions properly allocable to such income. Holders of the Fund’s common stock should consult their tax advisors regarding the effect, if any, of this legislation on their ownership and disposition of our common stock.

Foreign Accounts

Recently enacted legislation will impose a 30% withholding tax on dividends and redemption proceeds paid after December 31, 2012, to (i) foreign financial institutions (as defined in section 1471 of the Code) unless they agree to collect and disclose to the IRS information regarding direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. If the payee is a foreign financial institution, it must enter into an agreement with the U.S. Department of the Treasury requiring, among other things, that it undertake to identify accounts held by certain U.S. persons or U.S.-owned foreign entities, annually report certain information about such accounts, and withhold 30% on payments to account holders whose actions prevent it from complying with these reporting and other requirements. In certain circumstances, an account holder may be eligible for refunds or credits of such taxes. The Funds will not pay any additional amounts in respect to any amounts withheld.

Under current administrative guidance, the withholding obligations described above will apply to payments of dividends on shares made on or after January 1, 2014, and to payments of gross proceeds from a sale or other disposition of shares on or after January 1, 2015.

Other Tax Matters

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment in the Fund would have on their particular tax situation.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund, including the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware business trust on November 30, 1993 and consists of twenty-five separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or funds. When certain matters affect one fund but not another, the shareholders would vote as a fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a fund’s fundamental investment policies would be voted upon only by shareholders of the fund. Additionally, approval of the Investment Advisory Contract and Management Contracts are matters to be determined separately by each fund.

Approval by the shareholders of one fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other fund to approve the proposal as to that fund. The term “majority,” when referring to approvals to be obtained from shareholders of a fund means the vote of the lesser of (i) 67% of the shares of the fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of a fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets attributable to such Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or Officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

OTHER INFORMATION ABOUT THE FUND

Custodian. The Bank of New York Mellon (the “Custodian”), located at One Wall Street, New York, NY 10286, serves as the custodian for the Fund. As such, the Custodian holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The Custodian also maintains certain accounts and records of the Fund.

Transfer Agent. ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund. As Transfer Agent, ALPS has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, ALPS receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. As described above, ALPS is an affiliate of ADI and the Adviser.

Index Provider. Alerian is the index provider for the Fund (“Index Provider”). Alerian is an independent company that provides objective market information, and is a leader of MLP-market intelligence, providing benchmarks, data sets, and analytics that are used extensively by a range of stakeholders such as investment banks, stock exchanges, investment professionals and consultants, and Master Limited Partnerships. The company started its business of developing and maintaining financial indexes, including the Index, on June 1, 2006. Alerian has entered into an index licensing agreement (the “Licensing Agreement”) with the Adviser to allow the Adviser’s use of the Index for the operation of the Fund. The Adviser pays licensing fees to Alerian from the Adviser’s management fees or other resources. The Adviser has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Fund to utilize the Index. The Fund pays no fees to Alerian or the Adviser under the Sub-Licensing Agreement.

Alerian uses a rules-based methodology (the “Index Methodology”) to construct and maintain the Index. The Index and the Index Methodology, including a list of the component securities of the Index, can be found on the Index Provider’s website at www.alerian.com.

License Agreement and Disclaimers. The information contained herein regarding the Index was provided by the Index Provider.

Shares of the Fund are not sponsored, endorsed, sold, or promoted by Alerian. Alerian makes no representation or warranty, express or implied, to the owners of the Shares of the Fund or any member of the public regarding the advisability of trading in the product(s). Alerian has no obligation to take the needs of ALPS Advisors (in its capacity as licensee of the Index, the “Licensee”) or the owners of the Shares of the Fund into consideration in determining, composing or calculating the Index. Alerian is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Shares of the Fund to be listed or in the determination or calculation of the equation by which the Shares of the Fund are to be converted into cash. Alerian has no obligation or liability in connection with the administration, marketing or trading of the Shares of the Fund.

Alerian does not guarantee the accuracy and/or the completeness of the Index or any data included therein and Alerian shall have no liability for any errors, omissions, or interruptions therein. Alerian makes no warranty, express or implied, as to results to be obtained by the Licensee, owners of the Shares of the Fund, or any other person or entity from the use of the Index or any data included therein. Alerian makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein, without limiting any of the foregoing, in no event shall Alerian have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Alerian and Licensee.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”) serves as the Trust’s independent registered public accounting firm. Deloitte provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Deloitte is located at 555 17th St. #3600, Denver, Colorado 80202.

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 1550 17th Street, Suite 500, Denver, Colorado 80202.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not commenced investment operations. When available, you can obtain copies of the Fund’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

•	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full: denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

ALPS Advisors, Inc.

Proxy Voting Policy, Procedures and Guidelines

Overview

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

With all advisory clients of AAI currently being investment companies registered under the 1940 Act, any assignment of voting authority over the Funds’ voting securities is typically delegated to AAI as the Funds’ investment adviser, or the Funds’ sub-adviser by the respective Funds’ Board of Trustees/Directors. If the Funds’ day-to-day investment decisions are performed by the Funds’ investment sub-adviser(s), Funds’ Board of Trustees/Directors may elect to delegate the responsibility of voting proxies to such sub-adviser to be voted in accordance to the sub-adviser’s proxy voting policies and procedures in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. For securities in the portfolio of a Fund that is managed by more than one sub-adviser, each sub-adviser shall make voting decisions pursuant to their own proxy voting policies and procedures, as adopted in conformance with the Advisers Act for their respective portions of the Fund’s portfolio, unless directed otherwise.

ALPS Advisors, Inc. (“AAI”) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients and (2) address material conflicts of interest that may arise. AAI will provide clients with a copy of its policies and procedures, as they may be updated from time to time, upon request. Information regarding AAI’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within AAI. Advisory clients may obtain information on how their proxies were voted by AAI. However, AAI will not selectively disclose its investment company clients’ proxy voting records to third parties; the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings of each investment company’s proxy voting record for 12-month periods ending June 30th.

POLICY:

All proxies regarding client securities for which AAI has authority to vote will, unless AAI determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by AAI to be in the best interest of AAI’s clients without regard to any resulting benefit or detriment to AAI or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as AAI determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, AAI will vote as the client clearly instructs, provided AAI receives such instructions in time to act accordingly.

AAI endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when AAI expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.

Proxies will usually not be voted in cases where AAI deems the costs to the Client and/or the administrative inconvenience of voting the security outweigh the benefit of doing so (e.g., international issuers which impose share blocking restrictions).

AAI seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to guard against and manage conflicts of interest (refer to Section III, Conflicts of Interest below).

PROCEDURES AND CONTROLS:

AAI has adopted the following proxy voting procedures and controls for any client securities which AAI has authority to vote on. Where proxy voting is delegated to the sub-adviser, the sub-adviser will adopt proxy voting policies and procedures in accordance in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.

I. PROXY COMMITTEE

AAI has established a Proxy Committee whose standing members include Chief Compliance Officer, Deputy Chief Compliance Officer(s), Chief Investment Officer, Vice President of Investments and Head of Trading, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Fund CCO or Legal representative) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

(d) development and modification of Voting Procedures, as stated in Section VI, as it deems appropriate or necessary.

II. AAI’S INVESTMENT ASSOCIATES

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding AAI’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of AAI and within AAI on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose to AAI’s Chief Compliance Officer in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Conflicts of Interest Disclosure and Certification Form - Appendix B to this policy). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation and communicating it to the Compliance Department.

Research analysts and portfolio managers should seek advice from Compliance or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by AAI, an AAI affiliate, or an AAI associate that creates an incentive (or appearance thereof) to favor the interests of AAI, the affiliate, or associate, rather than the clients’ interests. For example, AAI may have a conflict of interest if either AAI has a significant business relationship with a company that is soliciting a proxy, or if an AAI associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence AAI’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, AAI will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by AAI’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) an AAI investment associate believes that an exception to the guidelines may be in the best economic interest of AAI’s clients (collectively, “Proxy Referrals”), AAI may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance will collect and review any information deemed reasonably appropriate to evaluate if AAI or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. AAI investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to AAI’s Chief Compliance Officer (“CCO”), or designee, in writing (see Appendix B - “Conflicts of Interest Disclosure and Certification Form”). Compliance will consider information about AAI’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

1.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
2.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
3.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest – Additional Procedures

AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

1.

ALPS’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

2.

By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•

To disclose in writing to AAI’s CCO, or designee, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•

To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

3.

In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

IV.	PROXY VOTING GUIDELINES

A. AAI’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. AAI will use an independent, third-party vendor to implement its proxy voting process as AAI’s proxy voting agent. In general, whenever a vote is solicited, ISS or another independent third party will execute the vote according to AAI’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A portfolio manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS’ or an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by ISS.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, AAI will refrain from voting such securities. However, in the exceptional circumstances that AAI determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

6. Executive/Director Compensation. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

7. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to affect the purposes of this Policy.

1.

AAI will use an independent, third-party vendor, to implement its proxy voting process as AAI’s proxy voting agent. This retention is subject to AAI continuously assessing the vendor’s independence from AAI and its affiliates, and the vendor’s ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with AAI’s proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor’s other clients and the owners, officers or employees of any such firm, on the one hand, and AAI’s clients, on the other hand. As means of performing this assessment, AAI will require various reports and notices from the vendor, as well as periodic audits of the vendor’s voting record and other due diligence.

2.	ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of AAI in accordance with this Policy.

3.

On a daily basis, AAI will send to ISS a holdings file detailing each equity holding held in all accounts over which AAI has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.

4.

ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for AAI accounts. ISS will then reconcile information it receives from AAI with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to AAI.

5.	Whenever a vote is solicited, ISS will execute the vote according to AAI’s Voting

Guidelines which will be delivered by AAI to ISS as set forth in Appendix A and anytime there is a material change to these guidelines.
¡

If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to AAI over a secure website. AAI personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS’ understanding of the Voting Guidelines previously delivered to ISS. AAI will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. AAI will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

6.

Each time that ISS sends AAI a request to vote, the request will be accompanied by the recommended vote determined in accordance with AAI’s Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of AAI’s Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform AAI of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

7.

ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by AAI on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients AAI will receive a report from ISS detailing AAI’s voting for the previous period.

VI. SUPERVISION

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

VII. ESCALATION

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to AAI’s CCO, or designee. Issues involving potential or actual conflicts of interest should be promptly communicated to Compliance or Legal. Compliance will notify the Fund Chief Compliance Officer(s), if a material conflict of interest has arisen that deems the attention of the respective Fund Board(s).

VIII. MONITORING

AAI’s Compliance Department is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Compliance Department’s monitoring will take into account the following elements: (1) periodic review of ISS votes to ensure that ISS is accurately voting consistent with AAI’s Proxy Guidelines; and (2) review of fund’s N-PX report to ensure that it’s filed in a timely and accurate manner. Additionally, AAI will review ISS’ conflicts of interest policies.

IX. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in AAI’s Form ADV. Upon receipt of a Client’s request for more information, AAI will provide to the Client a copy of this Policy and/or how AAI voted proxies for the Client pursuant to this Policy for up to a one-year period. It is AAI’s policy not to disclose how it voted a client’s proxy to third parties.

With respect to its investment company clients, AAI will not selectively disclose its investment company clients’ proxy voting records; rather, ALPS will disclose such information by publicly available annual filings. AAI will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. AAI will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

OTHER RECORD KEEPING REQUIREMENTS

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials
•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations
•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms
•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than six years. Records must be retained in an appropriate office of AAI for the first three years.

Dated: November 29, 2006

Amended: December, 22, 2010

Appendix A

Summary of Proxy Voting Guidelines

AAI has adopted Institutional Shareholder Services, Inc.’s guidelines. AAI retains the right to override any of ISS’ guidelines on a case-by-case basis. A concise summary of ISS’ current Proxy Voting Guidelines can be found at http://www.issgovernance.com/policy.

Appendix B

Conflicts of Interest Disclosure Form

ALPS ADVISORS, INC.

PROXY VOTING CONFLICT OF INTEREST DISCLOSURE FORM

1. Company name:

2. Date of Meeting:

3. Referral Item(s):

4. Description of AAI’s Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:

5. Describe procedures used to address any conflict of interest:

Compliance will consider information about AAI’s significant business relationships, as well as other relevant information. The information considered by Compliance may include information regarding: (1) AAI client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the AAI investment division regarding the proxy matter. Compliance will consult with relevant experts, including legal counsel, as necessary.

If Compliance determines that it reasonably believes (1) AAI has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, AAI’s policy is to invoke one or more of the following conflict management procedures:

a.	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be AAI’s proxy voting agent);
b.	Causing the proxies to be delegated to a qualified, independent third party, which may include AAI’s proxy voting agent.
c.	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to AAI’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

AAI considers (1) proxies solicited by open-end and closed-end investment companies for which AAI or an affiliate serves as an investment adviser or principal underwriter to present a material conflict of interest for AAI. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

B-1

Management of Conflicts of Interest – Additional Procedures

AAI has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

a.

AAI’s Code of Ethics affirmatively requires that associates of AAI act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate’s interests and those of AAI’s Clients.

b.

By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any AAI or ALPS associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

•

To disclose in writing to AAI’s Chief Compliance Officer any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how AAI will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of AAI or ALPS. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter; and

•

To refrain from taking into consideration, in the decision as to whether or how AAI will vote proxies the existence of any current or prospective material business relationship between AAI, ALPS or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

c.

In certain circumstances, AAI follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”) or another independent third party. AAI has undertaken a review of ISS’ conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that AAI determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

6. Describe any contacts from parties outside AAI (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation:

CERTIFICATION

B-2

The undersigned personnel of AAI certifies that, to the best of his/her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Name:
Title:

B-3

PART C. OTHER INFORMATION

Item 28.		Exhibits

(a)	(1)	Trust Instrument of Registrant.(1)

	(2)	Revised Trust Instrument of Registrant.(1)

	(3)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)

(b)	(1)	By-Laws of Registrant.(1)

	(2)	Revised By-Laws of Registrant.(1)

	(3)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)	(1)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(2)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)

	(3)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(4)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

	(5)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

	(6)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)

	(7)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

1

(8)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(9)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC (n/k/a CoreCommodity Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

(10)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

(11)	Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

(12)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income ), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth ) and RiverFront Moderate Growth & Income Funds.(28)

(13)	Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

(14)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)

(15)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(16)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(28)

2

	(17)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

	(18)	Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(19)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

	(20)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

	(21)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(22)	Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(23)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

	(24)	Investment Advisory Agreement dated [ ] between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(e)	(1)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, Jefferies Asset Management Commodity Strategy Fund, RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Moderate Growth and Income Fund and ALPS/Kotak India Growth Fund.(28)

	(2)	Amendment No. 1 dated August 31, 2012 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

3

(3)	Amendment No. 2 dated November 29, 2012 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Alerian MLP Index Fund (filed herewith).

(4)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(10)

(5)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(6)	Form of Administrative Services Agreement between ALPS Distributors, Inc. and servicing firm.(3)

(7)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(8)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm.(10)

(9)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(10)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(11)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(12)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(13)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(14)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(15)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(16)	Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

4

	(17)	Distribution Agreement dated [ ] between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(f)		None.

(g)	(1)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(2)	Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(5)

	(3)	Custodian Agreement dated August 3, 2009 between Registrant and Union Bank N.A. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

	(4)	Amendment No. 1 to Custody Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

	(5)	Amendment No. 1 to Foreign Custody Manager Agreement dated November 2, 2009 between Registrant and The Bank of New York Mellon with respect to the Clough China Fund.(16)

	(6)	Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(7)	Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(8)	Amendment to Custody Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

5

(9)	Amendment to Foreign Custody Manager Agreement dated September 27, 2010 between Registrant and The Bank of New York Mellon with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(10)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(11)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund.(21)

(12)	Amendment to Custody Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

(13)	Amendment to Foreign Custody Manager Agreement dated August 31, 2012 between Registrant and The Bank of New York Mellon with respect to the RiverFront Conservative Income Builder Fund.(28)

(14)	Amendment to Custody Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(15)	Amendment to Foreign Custody Manager Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(16)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and Union Bank N.A. with respect to the Aspen Managed Futures Strategy Fund.(28)

(17)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and Union Bank N.A. with respect to the Disciplined Growth Investors Fund.(28)

(18)	Amendment to Custodian Agreement dated September 13, 2011 between Registrant and Union Bank N.A. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(19)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and Union Bank N.A. with respect Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(20)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and Union Bank N.A. with respect to the Seafarer Overseas Growth and Income Fund.(26)

6

	(21)	Amendment to Custodian Agreement dated March 13, 2012 between Registrant and Union Bank N.A. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

	(22)	Amendment to Custodian Agreement dated July 24, 2012 between Registrant and Union Bank N.A. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(23)	Custodian Agreement dated [ ] between Registrant and [ ] with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(h)	(1)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

	(2)	Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

	(3)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

	(4)	Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection)and ALPS/GNI Long-Short Funds.(14)

	(5)	Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(6)	Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

	(7)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

	(8)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)

7

(9)	Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(10)	Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

(11)	Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(12)	Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(13)	Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(14)	Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(15)	Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(16)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(17)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(18)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)

(19	Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

8

(20)	Transfer Agency and Service Agreement dated [ ] Between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(21)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(22)	Amendment No. 1 dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(16)

(23)	Amendment No. 3 dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

(24)	Amendment No. 4 dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Disciplined Value (f/k/a ALPS/WMC Value Intersection Fund)and ALPS/GNI Long-Short Funds.(16)

(25)	Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(18)

(26)	Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(27)	Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(28)	Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(29)	Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

9

(30)	Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(31)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(32)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)

(33)	Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(34)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(35)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)

(36)	Co-Administration and Shareholder Services dated January 30, 2012 Agreement between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(37)	Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(38)	Form of Administration, Bookkeeping and Pricing Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(39)	Administration, Bookkeeping and Pricing Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(40)	PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

10

(41)	Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(42)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(43)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)

(44)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(45)	Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(46)	Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(47)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(48)	PFO Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(49)	Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(50)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(51)	Chief Compliance Officer Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

11

(52)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(53)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(54)	PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(55)	Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(56)	PFO Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(57)	Chief Compliance Officer Services Agreement dated [ ] between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(58)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(28)

(59)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)

(60)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(61)	Fee Waiver Letter Agreement dated August 9, 2012 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(28)

(62)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC) with respect to the Jefferies Asset Management Commodity Strategy Allocation Fund.(28)

12

(63)	Fee Waiver Letter Agreement dated June 12, 202 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds.(28)

(64)	Fee Waiver Letter Agreement dated June 12, 2012 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)

(65)	Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund. (28)

(66)	Fee Waiver Letter Agreement dated September 11, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(67)	Transfer Agency Annual Account Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

(68)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)

(69)	Fee Waiver Letter Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(70)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)

(71)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(72)	Fee Waiver Letter Agreement dated December 13, 2011 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(73)	Fee Waiver Letter Agreement dated June 12, 2012 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

13

(i)	(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Disciplined Value, Clough China, Jefferies Asset Management Commodity Strategy Allocation, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, Vulcan Value Partners, Vulcan Value Partners Small Cap Value, Aspen Managed Futures Commodity Strategy, Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance and Emerald Growth Funds.(28)

	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

	(4)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant with respect to the Stonebridge Small-Cap Growth Fund (to be filed by subsequent amendment).

(j)	(1)	Consent of Deloitte & Touche LLP, as Independent Registered Public Accounting Firm, with respect to the ALPS/Red Rocks Listed Private Equity, ALPS/WMC Value Intersection, Clough China, Jefferies Asset Management Commodity Strategy Allocation, RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, Vulcan Value Partners, Vulcan Value Partners Small Cap Value, Aspen Managed Futures Commodity Strategy, Disciplined Growth Investors, Grandeur Peak Global Opportunities, Grandeur Peak International Opportunities, Redmont Resolute Fund I, Redmont Resolute Fund II, Seafarer Overseas Growth and Income, Emerald Banking and Finance and Emerald Growth Funds.(28)

	(2)	Consent of Tait, Weller and Baker LLP, as Independent Registered Public Accounting Firm, with respect to the Stonebridge Institutional Small-Cap Growth Fund.(29)

(k)		None.

(l)		Form of Share Purchase Agreement with respect to the Registrant.(14)

(m)	(1)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class A.(4)

14

(2)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class R.(4)

(3)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

(4)	Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund), Class C.(14)

(5)	Distribution and Services Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class A.(6)

(6)	Distribution and Services Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class C.(14)

(7)	Shareholder Services Plan – ALPS/WMC Value Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Class C.(14)

(8)	Distribution and Services Plan – Clough China Fund, Class A.(7)

(9)	Distribution and Services Plan – Clough China Fund, Class C.(7)

(10)	Shareholder Services Plan – Clough China Fund, Class C.(16)

(11)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

(12)	Distribution and Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

(13)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class A.(12)

(14)	Shareholder Services Plan – Jefferies Asset Management Commodity Strategy Allocation Fund, Class C.(12)

(15)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class A.(13)

(16)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class C.(13)

15

(17)	Distribution and Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), Investor Class.(13)

(18)	Shareholder Services Plan – RiverFront Global Growth (f/k/a RiverFront Long-Term Growth), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds, Class C.(13)

(19)	Distribution and Services Plan – RiverFront Conservative Income Builder Fund, Class A.(28)

(20)	Distribution and Services Plan – RiverFront Conservative Income Builder Fund, Class C.(28)

(21)	Shareholder Services Plan – RiverFront Conservative Income Builder Fund, Class C.(28)

(22)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(23)	Distribution and Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(24)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class A.(17)

(25)	Shareholder Services Plan – ALPS/Kotak India Growth Fund, Class C.(17)

(26)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)

(27)	Distribution and Services Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds, Investor Class.(22)

(28)	Distribution and Services Plan – Redmont Resolute Fund I, Class A.(25)

(29)	Shareholder Services Plan – Redmont Resolute Fund I, Class A.(25)

(30)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Investor Class.(26)

(31)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Institutional Class.(26)

(32)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)

(33)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)

(34)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

(35)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)

16

	(36)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)

	(37)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)

	(38)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)

	(39)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.(23)

	(40)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)

	(41)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)

	(42)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.(23)

	(43)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.(23)

	(44)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(45)	Shareholder Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

	(46)	Distribution and Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class A (filed herewith).

	(47)	Distribution and Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class C (filed herewith).

	(48)	Shareholder Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class A (filed herewith).

	(49)	Shareholder Services Plan – ALPS Alerian MLP Infrastructure Index Fund, Class C (filed herewith).

(n)	(1)	Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(14)

	(2)	Rule 18f-3 Plan – ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund).(14)

	(3)	Rule 18f-3 Plan – Clough China Fund.(16)

	(4)	Rule 18f-3 Plan – Jefferies Asset Management Commodity Strategy Allocation Fund.(12)

17

	(5)	Rule 18f-3 Plan – RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Global Growth (f/k/a RiverFront Long Term Growth) Funds.(13)

	(6)	Rule 18f-3 Plan – ALPS/Kotak India Growth Fund.(17)

	(7)	Rule 18f-3 Plan – RiverFront Conservative Income Builder Fund.(28)

	(8)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)

	(9)	Rule 18f-3 Plan – Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

	(10)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)

	(11)	Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund.(26)

	(12)	Rule 18f-3 Plan – Emerald Banking and Finance Fund and Emerald Growth Fund.(28)

	(13)	Rule 18f-3 Plan – ALPS/Alerian MLP Infrastructure Index Fund (filed herewith).

(p)	(1)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

	(2)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010.(13)

	(3)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)

	(4)	Code of Ethics for Wellington Management Company, LLP as of April 1, 2012.(28)

	(5)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)

	(6)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)

	(7)	Code of Ethics for CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC).(12)

	(8)	Code of Ethics for RiverFront Investment Group, LLC.(15)

	(9)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)

	(10)	Code of Ethics for Aspen Partners Ltd.(20)

	(11)	Code of Ethics for Disciplined Growth Investors, Inc.(19)

18

		(12)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)

		(13)	Code of Ethics for Highland Associates, Inc.(25)

		(14)	Code of Ethics for Seafarer Capital Partners, LLC.(26)

		(15)	Code of Ethics for Emerald Mutual Fund Advisers Trust.(23)

		(16)	Code of Ethics for Hanson McClain Strategic Advisors, Inc. (27)

		(17)	Code of Ethics for Stonebridge Capital Management, Incorporated (to be filed by subsequent amendment).

	(q)	(1)	Power of Attorney dated September 11, 2012.(29)

(1)		Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)		Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)		Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)		Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)		Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(6)		Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)		Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)		Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)		Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)		Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)		Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)		Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)		Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)		Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)		Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.

19

(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (e)(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

20

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers.

ALPS ADVISORS, INC.

Name*	Position with ALPS Advisors, Inc.	Other Business Connections	Type of Business
Edmund J. Burke	Director	President and Director, ALPS Holdings, Inc. and Director, ALPS Advisors, Inc., ALPS Distributors, Inc., ALPS Fund Services, Inc. and FTAM Distributors, Inc.	Fund Servicing
Thomas A. Carter	President, Director	President and Director, ALPS Distributors and FTAM Funds Distributor, Inc., Executive Vice President and Director, ALPS Holdings, Inc. and Director, ALPS Fund Services, Inc.	Fund Servicing
Jeremy O. May	Executive Vice President, Director	See Trustee and Officer Table in SAI	Fund Servicing

21

Michael Akins	Senior Vice President, Index Management	Not Applicable	Not Applicable
Tané T. Tyler	Senior Vice President, General Counsel, Assistant Secretary	Senior Vice President, General Counsel and Assistant Secretary, ALPS Holdings, Inc., ALPS Distributors, Inc., FTAM Funds Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	Senior Vice President CCO, ALPS Holdings, Inc., ALPS Distributors, Inc., FTAM Funds Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Corey Dillon	Senior Vice President, Director of Institutional Advisory Services	Not Applicable	Not Applicable
Jeremy Held	Senior Vice President, Director of Research	Not Applicable	Not Applicable
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	Not Applicable	Not Applicable
William R. Parmentier, Jr.	Senior Vice President, Chief Investment Officer	Not Applicable	Not Applicable
Kenneth V. Hager	Vice President, Treasurer & Asst. Secretary	Not Applicable	Not Applicable
Mark T. Haley	Vice President	Not Applicable	Not Applicable
Erin E. Douglas	Vice President, Senior Associate Counsel	Vice President, Senior Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and FTAM Funds Distributor, Inc.	Fund Servicing
JoEllen L. Legg	Vice President, Senior Associate Counsel	See Trustee and Officer Table in SAI	Fund Servicing
Paul F. Leone	Vice President, Assistant General Counsel	Vice President, Assistant General Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and FTAM Funds Distributor, Inc.	Fund Servicing
David T. Buhler	Vice President, Associate Counsel	Vice President, Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and FTAM Funds Distributor, Inc.	Fund Servicing
Rhonda A. Mills	Vice President, Associate Counsel	Vice President, Associate Counsel, ALPS Distributors, Inc. ALPS Fund Services, Inc. and FTAM Funds Distributor, Inc.	Fund Servicing

22

Eric Parsons	Vice President, Controller, Assistant Treasurer	Vice President, Assistant Treasurer and Controller, ALPS Holdings, Inc., ALPS Distributors, Inc., FTAM Funds Distributor, Inc. and ALPS Fund Services, Inc.	Fund Servicing
Patrick Buchanan	Vice President, Advisory Operations	Not Applicable	Not Applicable
Randall D. Young	Secretary	Not Applicable	Not Applicable
Gregg Wm. Givens	Assistant Treasurer	Not Applicable	Not Applicable

*The principal business address for each of the ALPS Advisors, Inc. representatives is: 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

RED ROCKS CAPITAL LLC

Name*	Position with Red Rocks Capital LLC	Other Business Connections	Type of Business
Adam Goldman	Managing Partner	Not Applicable	Not Applicable
Mark Sunderhuse	Managing Partner	Not Applicable	Not Applicable
Matt Luoma	Chief Compliance Officer	Not Applicable	Not Applicable

*The principal business address for each of the Red Rocks Capital LLC representatives is: 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401.

WELLINGTON MANAGEMENT COMPANY, LLP

The principal business address of Wellington Management Company, LLP is 75 State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management Company, LLP, the ALPS/WMC Disciplined Value Fund’s (f/k/a ALPS/WMC Value Intersection Fund) investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature.

CLOUGH CAPITAL PARTNERS, LP

Name*	Position with Clough Capital Partners LP	Other Business Connections	Type of Business
Charles I. Clough, Jr.	Partner, Chief Executive Officer, Portfolio Manager	Not Applicable	Not Applicable
James E. Canty	Partner, Chief Financial Officer, Portfolio Manager	Not Applicable	Not Applicable
Eric A. Brock	Partner, Portfolio Manager	Not Applicable	Not Applicable
Daniel J. Gillis	Chief Compliance Officer	Not Applicable	Not Applicable

* The principal business address for each of the Clough Capital Partners LP representatives is: One Post Office Square, 40th Floor, Boston, Massachusetts 02109.

23

VULCAN VALUE PARTNERS, LLC

Name*	Position with Vulcan Value Partners	Other Business Connections	Type of Business
C.T. Fitzpatrick	Chief Executive Officer, Chief Investment Officer	Current - Chairman of the Board, Green Co. (Montgomery, Alabama)	Real Estate
Bruce Donnellan	Principal / Chief Financial Officer	Former - Acquisition Manager, Southern Power Company (Birmingham, Alabama)	Public Utility
Adam McClain	Principal / Business Development	Former - First Vice President, Private Wealth Management Group, Sun Trust Bank (Memphis, Tennessee)	Financial Services
Hampton McFadden	Principal / Chief Compliance Officer	Current – Director of Republic Capital Access (Washington D.C.) Former - Co-Founder, CEO, and General Counsel of Republic Capital Access (Washington D.C.)	Financial Services
Scott Sanfratel	Principal/ Chief Operating Officer	Former - Sales/Engineering, Habasit LLC (Atlanta, Georgia)	Manufacturing

*The principal business address for each of the Vulcan Value Partners, LLC representatives is: 3500 Blue Lake Drive, Suite 400, Birmingham, Alabama 35243.

CORECOMMODITY MANAGEMENT, LLC (F/K/A JEFFERIES ASSET

MANAGEMENT, LLC)

Name*	Position with CoreCommodity Management, LLC	Other Business Connections	Type of Business
Adam C. De Chiara	Co-President

Co-President –Jefferies Financial Products, LLC

Co-President – Jefferies Commodity Investment Services, LLC

Registered Representative – Jefferies & Company, Inc.

Member – Jefferies Group, Inc. Executive Committee

Financial Services

24

Bradford L. Klein	Co-President	Co-President –Jefferies Financial Products, LLC Co-President - Jefferies Commodity Investment Services, LLC Member – Jefferies Group, Inc. Executive Committee	Financial Services
Andrew R. Kaplan	Executive Vice President and General Counsel	Executive Vice President and General Counsel –Jefferies Financial Products, LLC Executive Vice President and General Counsel	Financial Services
Peregrine C. Broadbent	Chief Financial Officer	Chief Financial Officer for Jefferies Group, Inc. and certain of its affiliates Member – Jefferies Group, Inc. Executive Committee	Financial Services
Todd A. Streichler	Managing Director – Finance	Managing Director – Jefferies Financial Products, LLC Managing Director – Jefferies Commodity Investment Services, LLC	Financial Services
Michael S. Kaplan	Managing Director – Operations	Managing Director – Jefferies Financial Products, LLC Managing Director – Jefferies Commodity Investment Services, LLC	Financial Services
Michael S. Sheehy	Senior Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer – Jefferies Financial Products, LLC Senior Vice President and Chief Compliance Officer – Jefferies Commodity Investment Services, LLC	Financial Services

  *The principal business address for each of the CoreCommodity Management, LLC representatives is: The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902.

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RIVERFRONT INVESTMENT GROUP, LLC

Name*	Position with RiverFront Investment Group, LLC	Other Business Connections	Type of Business
Paul Michael Jones, CFA	Chief Investment Officer, Founding Partner	None	N/A
Rod Smyth	Chief Investment Strategist, Founding Partner	Virginia Retirement System (VRS) – Chairman, Investment Advisory Committee	Financial Services
Doug Sandler, CFA	Chief Equity Officer, Founding Partner	None	N/A
Peter J. Quinn, Jr.	Chief Operating Officer, Founding Partner	Virginia Business Bank (VBB) – Board Member	Financial Services
Timothy Anderson, CFA	Chief Fixed Income Strategist, Partner	None	N/A
Samuel Turner, CMT	Director Large Cap Portfolio Management, Partner	None	N/A
Paul Louie	Director Small/Mid Cap Portfolio Management, Partner	None	N/A
William Ryder, CFA, CMT	Director of Quantitative Strategy, Partner	None	N/A
Marc Cheatham	Director Technology & Operations, Partner	None	N/A
Chris Konstantinos	Portfolio Risk Manager	None	N/A

*The principal business address for each of the RiverFront representatives is: 1214 East Cary Street, Richmond, VA 23219.

KOTAK MAHINDRA (UK) LTD.

Name*	Position with Kotak- Mahindra	Other Business Connections	Type of Business
Shyam Kumar	Director and CEO, Kotak Mahindra (UK) Ltd	Not Applicable	Not Applicable
Vishwanathan Varadarajan	Director, Compliance and MLRO, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Abhishek Bhalotia	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable
Ruchit Puri	Director, Kotak Mahindra (UK) Ltd.	Not Applicable	Not Applicable

*The principal business address for each of the Kotak-Mahindra (UK) Ltd. representatives is: 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom.

26

ASPEN PARTNERS LTD.

Name*	Position with Aspen Partners, Ltd.	Other Business Connections	Type of Business
Kenneth E. Banwart	Managing Partner	None	N/A
Bryan R. Fisher	Partner	None	N/A
William Ware Bush	Partner	None	N/A
Adam Langley	Chief Compliance Officer	None	N/A
Paul Morin	Co-Chief Investment Officer	None	N/A
Deborah Terry	Chief Financial Officer	None	N/A

  *The principal business address for each of the Aspen Partners Ltd. representatives is: 4200 Northside Parkway, Building Eleven, Suite 200, Atlanta, GA 30327.

DISCIPLINED GROWTH INVESTORS, INC.

Name*	Position with Disciplined Investors, Inc.	Other Business Connections	Type of Business
Fred Martin	Director and President	Compass Investors LP – Special Limited Partner	Financial Services

		Navigator Investors, LP – Managing General Partner	Financial Services
Rob Nicoski	Portfolio Manager	None	N/A
Scott Link	Portfolio Manager	None	N/A

  *The principal business address for each of Disciplined Growth Investors, Inc. representatives is: Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402.

GRANDEUR PEAK GLOBAL ADVISORS, LLC

Name*	Position with Grandeur Peaks Global Advisors, LLC	Other Business Connections	Type of Business
Robert Thatcher Gardiner	Chief Executive Officer, Director	Manager Gardiner Investments, LLC 4247 Camille St. Salt Lake City, UT 84124	Investment holding company

		Director (“Board of Managers”) Gardiner Properties, LLC 1075 East 2100 South Salt Lake City, Utah 84106	Real estate development company
Blake Harold Walker	Chief Investment Officer, Executive Vice President, Director	None	N/A
Eric W. Huefner	President, Chief Operations Officer, Chief Compliance Officer, Director	None	N/A

* The principal business address for each of Grandeur Peak Global Advisors, LLC representatives is: 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101.

27

HIGHLAND ASSOCIATES, INC.

Name*	Position with Highland Associates, Inc.	Other Business Connections	Type of Business
William A. Terry	Founder and Partner	Protective Life Corporation (Birmingham, AL)	Insurance
		Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc. (Birmingham, AL)	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
Charles D. Perry, Jr.	Founder and Partner	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc. (Birmingham, AL)	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
William Thomas Mills, II	Founder and Partner	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
		Highland Information Services, Inc.	Investments
		APV Fund Manager, LLC (Birmingham, AL)	Investments
		Highland Fund Management Company (Birmingham, AL)	Investments
John R. Doody, Jr.	COO and Director of Research and Shareholder	Highland Good Steward Management (Birmingham, AL)	Investments
		Highland Strategies, LLC (Birmingham, AL)	Investments
Susan L. Padgett	Shareholder	N/A	N/A
R. Scott Graham	Consultant and Shareholder	N/A	N/A

28

Michael T. Lytle	Consultant and Shareholder	N/A	N/A
Paige B. Daniel	Consultant and Shareholder	N/A	N/A
Hunter W. Craig	Manager of Investment Analysis and Shareholder	N/A	N/A

*The principal business address for each of the Highland Associates, Inc. representatives is: 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478.

SEAFARER CAPITAL PARTNERS, LLC

Name*	Position with Seafarer Capital Partners, LLC	Other Business Connections	Type of Business
Andrew T. Foster	Managing Member, Chief Executive Officer, Chief Investment Officer

Formerly:

Portfolio Manager

Matthews International Capital Management, LLC

4 Embarcadero Center, Suite 550

San Francisco CA 94111

Vice President/Officer

Matthews Asian Funds

4 Embarcadero Center, Suite 550

San Francisco CA 94111

Registered investment adviser to mutual funds; registered investment company
Michelle M. Foster	Managing Member, Chief Financial Officer, Director of Fund Administration	Formerly: Member of Investment Advisory Team and Investment Committee Litman Gregory Asset Management, LLC 100 Larkspur Landing Circle, Suite 204 Larkspur, CA 94939	Registered investment adviser
Kate Jaquet	Compliance Officer	N/A	N/A

* The principal business address for each of the Seafarer Capital Partners, LLC representatives is 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939.

29

EMERALD MUTUAL FUNDS ADVISERS TRUST

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
Kenneth Mertz	President, Chief Investment Officer and Portfolio Manager	President, Portfolio Manager (since 1/1/92) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Daniel Moyer	Executive Vice President	Executive Vice President, Managing Director (since 10/1/1992) and Assistant Secretary Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
		Managing Director (since 5/24/2011) Emerald Fixed-Income Advisers, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser

		Managing Director (since 8/7/2009), Secretary and Treasurer Emerald Separate Account Management, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser

		Executive Vice President, Secretary and Treasurer Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Holding company

		President, Manager (since 5/24/2011) EmTALF GP, LLC 3175 Oregon Pike Leola, PA 17540	General Partner of Fund
James Meehan	Chief Compliance Officer	Chief Compliance Officer (since 5/1/2009) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser

30

Name*	Position with Emerald Mutual Funds Advisers Trust	Other Business Connections	Type of Business
		Chief Compliance Officer (since 8/7/2009) Emerald Separate Account Management, LLC 3175 Oregon Pike Leola, PA 17540	Investment adviser

		Chief Compliance Officer (since 2/1/2006) Emerald Fixed Income Advisers 3175 Oregon Pike Leola, PA 17540	Investment adviser
Stacy Sears	Senior Vice President, Secretary and Portfolio Manager	Senior Vice President, Portfolio Manager (since 10/1/1992) Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser
Steve Russell, Esq.	Portfolio Manager, Emerald Banking and Finance Fund
Joseph Garner	Senior Vice President, Portfolio Manager, Emerald Growth Fund	Vice President Emerald Advisers, Inc. 3175 Oregon Pike Leola, PA 17540	Investment adviser

		Assistant Secretary Emerald Asset Management, Inc. 3175 Oregon Pike Leola, PA 17540	Holding company

  * The principal business address for each of the Emerald Mutual Funds Advisers Trust representatives is 3175 Oregon Pike, Leola, PA 17540.

HANSON MCCLAIN STRATEGIC ADVISORS, INC.

Name*	Position with Hanson McClain Strategic Advisors, Inc.	Other Business Connections	Type of Business
Scott T. Hanson	Co-Owner	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company

31

	Co-CEO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Co-CEO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Patrick C. McClain	Co-Owner	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company
	Co-CEO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Co-CEO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Matthew E. Russell	CFO	Hanson McClain Group 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Holding Company
	CFO	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	CFO	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
Rebecca Watson-Schroer	Chief Compliance Officer	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Chief Compliance Officer	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser

32

David W. Schauer	Financial Advisor	Hanson McClain Advisors 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser
	Registered Representative	Hanson McClain Retirement Network 3620 Fair Oaks Blvd. Suite 300 Sacramento, CA 95864	Investment Adviser

* The principal business address for each of the Hanson McClain Strategic Advisors, Inc. representatives is 3620 Fair Oaks Boulevard, Suite 300, Sacramento, CA 95864.

STONEBRIDGE CAPITAL MANAGEMENT, INCORPORATED

Name*	Position with Stonebridge Capital Management, Inc.	Other Business Connections	Type of Business
Richard C. Barrett	Chief Executive Officer, President, Managing Director	President and Chairman of the Board, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Debra L. Newman	Chief Compliance Officer, Executive Vice President, Secretary, Chief Financial Officer, Managing Director	Vice President, Treasurer, and Chief Compliance Officer, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Matthew W. Markatos	Executive Vice President, Managing Director	Vice President, Stonebridge Funds Trust 1290 Broadway, Suite 1100 Denver, CO 80203	Registered investment company
Karen H. Parris	Executive Vice President, Managing Director	None	N/A

  * The principal business address for each of the Stonebridge Capital Management, Inc. representatives is 1801 Century Park East, Suite 1800, Los Angeles, CA 90067.

Item 32.	Principal Underwriter.

(a)

ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Century Capital

33

Management Trust, Columbia ETF Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	President, Trustee, Chairman
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	Treasurer
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None

34

James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	Secretary
Rhonda A. Mills	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

  * The principal business address for each of the above directors and executive officers is: 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices: (1) ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (2) ALPS Advisors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203; (3) Red Rocks Capital LLC, 25188 Genesee Trail Road, Suite 250, Suite 250, Golden, Colorado 80401; (4) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; (5) Clough Capital Partners LP, One Post Office Square, 40th Floor, Boston, Massachusetts 02109; (6) Vulcan Value Partners, LLC, 3500 Blue Lake Drive, Suite 400, Birmingham, Alabama 35243; (7) CoreCommodity Management, LLC (f/k/a Jefferies Asset Management, LLC), The Metro Center, One Station Place, 3N, Stamford, Connecticut 06902; (8) RiverFront Investment Group, LLC, 1214 East Cary Street, Richmond, VA 23219; and (9) Kotak-Mahindra (UK) Ltd., 6th Floor, Portsoken House, 155-157 Minories, London EC3N 1LS United Kingdom; (10) Aspen Partners Ltd., 4200 Northside Parkway, Building Eleven, Suite 200, Atlanta, GA 30327; (11) Disciplined Growth Investors, Inc., Fifth Street Towers, Suite 2550, 150 South Fifth Street, Minneapolis, MN 55402; (12) Grandeur Peak Global Advisors, LLC, 136 S. Main Street, Suite 720, Salt Lake City, Utah 84101; (13) Highland Associates, Inc., 2545 Highland Ave. South, Suite 200 Birmingham, AL 35205-2478; (14) Seafarer Capital Partners, LLC, 700 Larkspur Landing Circle, Suite #105, Larkspur, CA 94939; (15) Emerald Mutual Fund Advisers Trust, 3175 Oregon Pike, Leola, PA 17540; (16) Hanson McClain Strategic Advisors, Inc. 3620 Fair Oaks Boulevard, Suite 300, Sacramento, CA 95864; and (17)

35

Stonebridge Capital Management, Inc., 1801 Century Park East, Suite 1800, Los Angeles, CA 90067.

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

36

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 104 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on November 29, 2012.

FINANCIAL INVESTORS TRUST (Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	November 29, 2012
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	November 29, 2012
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	November 29, 2012
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	November 29, 2012
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	November 29, 2012
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	November 29, 2012
Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	November 29, 2012
Jeremy O. May

*	Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012.

37

Exhibit List

Exhibit
(d)	(23)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(e)	(3)	Amendment No. 2 dated November 29, 2012 to the Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the ALPS/Alerian MLP Index Fund.
(g)	(14)	Amendment to Custody Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(g)	(15)	Amendment to Foreign Custody Manager Agreement dated November 29, 2012 between Registrant and The Bank of New York Mellon with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(h)	(15)	Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(h)	(30)	Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(h)	(66)	Fee Waiver Letter Agreement dated September 11, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(i)	(3)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, with respect to the ALPS/Alerian MLP Infrastructure Index Fund.
(m)	(46)	Distribution and Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class A.
(m)	(47)	Distribution and Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class C.
(m)	(48)	Shareholder Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class A.
(m)	(49)	Shareholder Services Plan – ALPS/Alerian MLP Infrastructure Index Fund, Class C.
(n)	(13)	Rule 18f-3 Plan – ALPS/Alerian MLP Infrastructure Index Fund.

38